                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05796
                                   ---------------------------------------------

                                FFTW Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               200 Park Avenue, 46th Floor, New York, NY             10166
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

                           Stephen P. Casper
                           President and Principal Executive Officer
                           200 Park Avenue, 46th Floor, New York, NY 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                      with a copy to:
                      Jack Murphy, Esq.
                      Dechert
                      1775 I Street, N.W.,
                      Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code:  212-681-3000
                                                    -------------------

Date of fiscal year end:  12/31/2004
                         ------------------------

Date of reporting period:  1/1/2004 - 6/30/2004
                          -----------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

         (Semi-Annual Report for the period 1/1/04 through 6/30/04 is filed herewith)

FFTW FUNDS, INC.


SEMI-ANNUAL REPORT
JUNE 30, 2004


200 PARK AVENUE
NEW YORK, NY 10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

FFTW FUNDS, INC.

  PRESIDENT'S LETTER

                                                        August 26, 2004
Dear Shareholder,

     We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2004.

     FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook and FFTW's portfolio strategy. If you are interested in participating, please call Blair Keller at 212-681-3034 for details.

     We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss objectives and results of each of our portfolios with you.


Sincerely,

/s/ Stephen P. Casper
Stephen P. Casper
President and Chief Executive Officer

This report must be accompanied or preceded by a prospectus.

FFTW FUNDS, INC.

  TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
        U.S. Short-Term Portfolio                                           1
        Limited Duration Portfolio                                          6
        Mortgage-Backed Portfolio                                           9
        Worldwide Portfolio                                                17
        Worldwide Core Portfolio                                           29
        International Portfolio                                            39
        Emerging Markets Portfolio                                         45
        U.S. Inflation-Indexed Porfolio                                    49
        Global Inflation-Indexed Hedged Porfolio                           50

STATEMENTS OF ASSETS AND LIABILITIES                                       52

STATEMENTS OF OPERATIONS                                                   55

STATEMENTS OF CHANGES IN NET ASSETS                                        58

FINANCIAL HIGHLIGHTS                                                       63

NOTES TO FINANCIAL STATEMENTS                                              72

DIRECTORS AND OFFICERS                                                     89

FFTW FUNDS, INC.

U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 92.7%

AUTO LOANS -- 13.7%
Americredit Automobile Receivables Trust, Ser. 2003-AM,
 Class A2B (FRN)                                                       1.420%    10/06/2006          738,701   $      738,794
ANRC Auto Owner Trust, Ser. 2001-A, Class A4                           4.320%    06/16/2008        2,342,363        2,361,024
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class CTFS^         3.440%    02/17/2009          559,145          561,242
Chase Manhattan Auto Owner Trust, Ser. 2000-A, Class A4                6.260%    06/15/2007          952,056          953,925
Chase Manhattan Auto Owner Trust, Ser. 2001-A, Class CTFS              5.060%    02/15/2008          690,655          699,946
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A3                3.490%    03/15/2006          434,284          435,349
Chase Manhattan Auto Owner Trust, Ser. 2003-B, Class A2                1.280%    03/15/2006        1,800,401        1,798,459
Daimler Chrysler Auto Trust, Ser. 2003-B, Class A2                     1.610%    07/10/2006        2,000,000        1,996,370
Ford Credit Auto Owner Trust, Ser. 2001-B, Class A5                    5.360%    06/15/2005        1,254,857        1,256,877
Honda Auto Receivables Owner Trust, Ser. 2002-1, Class A4              4.220%    04/16/2007        2,000,000        2,025,240
MMCA Automobile Trust, Ser. 2000-2, Class B                            7.420%    08/15/2005        1,543,265        1,550,278
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3             2.650%    11/15/2006        1,510,188        1,514,436
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)        1.435%    08/20/2007          500,000          500,808
                                                                                                               --------------
                                                                                                                   16,392,748
                                                                                                               --------------

CREDIT CARDS -- 28.7%
American Express Credit Account Master Trust, Ser. 2000-1,
 Class A                                                               7.200%    09/17/2007        2,500,000        2,580,525
Capital One Master Trust, Ser. 2001-7A, Class A                        3.850%    08/15/2007        2,500,000        2,516,046
Chase Credit Card Master Trust, Ser. 1999-3, Class A                   6.660%    01/15/2007        2,000,000        2,018,996
Chase Credit Card Master Trust, Ser. 2000-1, Class A (FRN)             1.409%    06/15/2007        2,690,000        2,693,477
Chase Credit Card Master Trust, Ser. 2000-3, Class A (FRN)             1.369%    01/15/2008        1,500,000        1,502,137
Citibank Credit Card Issuance Trust, Ser. 2001-A8, Class A             4.100%    12/07/2006        2,500,000        2,524,485
Citibank Credit Card Issuance Trust, Ser. 2002-A2, Class A (FRN)       1.280%    02/15/2007        2,220,000        2,219,964
Citibank Credit Card Master Trust, Ser. 1999-7, Class A                6.650%    11/15/2006        2,650,000        2,698,697
Discover Card Master Trust I, Ser. 1999-6, Class A                     6.850%    07/17/2007        2,000,000        2,051,373
Fleet Credit Card Master Trust II, Ser. 2002-A, Class C (FRN)^~        2.139%    10/15/2007        2,000,000        1,999,688
Household Private Label Credit Card Master Note Trust I,
 Ser. 2001-2, Class B (FRN)                                            1.689%    06/16/2008        2,050,000        2,049,178
MBNA Master Credit Card Trust, Ser. 1999-M, Class C^~                  7.450%    04/16/2007        1,000,000        1,019,528
MBNA Master Credit Card Trust, Ser. 2000-I, Class A                    6.900%    01/15/2008        3,100,000        3,251,411
Standard Credit Card Master Trust, Ser. 1995-1, Class A                8.250%    01/07/2007        2,600,000        2,684,747
Standard Credit Card Master Trust, Ser. 1995-1, Class B                8.450%    01/07/2007        2,400,000        2,479,421
                                                                                                               --------------
                                                                                                                   34,289,673
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOANS (HEL) -- 41.9%

HEL - FIXED RATE -- 4.9%
Chase Funding NIM, Ser. 2004-1A, Class Note^                           3.750%    03/27/2035        1,099,423   $    1,085,680
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A7                     6.930%    02/15/2029        1,092,713        1,095,095
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A9                     6.570%    02/15/2029          840,308          841,962
First Franklin Mortgage Loan Asset-Backed Certificates,
 Ser. 2002-FF4, Class 2A2                                              2.800%    02/25/2033        1,386,891        1,393,605
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2003-2,
 Class N1^                                                             7.627%    06/25/2033          218,311          220,085
Residential Asset Securities Corp., Ser. 1999-KS2, Class AI7           7.390%    06/25/2028        1,199,119        1,218,679
The Money Store Home Equity Trust, Ser. 1998-A, Class AF8              6.245%    05/15/2010           30,869           30,844
                                                                                                               --------------
                                                                                                                    5,885,950
                                                                                                               --------------

HEL - FLOATING RATE -- 37.0%
Amortizing Residential Collateral Trust, Ser. 2002-BC1, Class A
 (FRN)                                                                 1.640%    01/25/2032        1,221,560        1,222,958
Centex Home Equity, Ser. 2004-A, Class M2 (FRN)                        2.350%    01/25/2034        2,000,000        1,994,831
Chase Funding Loan Acquisition Trust, Ser. 2001-AD1,
 Class 2M2 (FRN)                                                       2.600%    11/25/2030        1,500,000        1,503,853
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2000-3, Class IIM2 (FRN)                                         2.250%    10/25/2030        1,161,197        1,164,457
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2003-1, Class 2M1 (FRN)                                          1.950%    09/25/2032        2,000,000        1,980,625
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2003-5, Class 2M1 (FRN)                                          1.900%    05/25/2033        1,500,000        1,507,360
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10
 (FRN)                                                                 1.719%    01/15/2028        1,468,349        1,468,506
Countrywide Asset-Backed Certificates, Ser. 1998-2, Class MV2
 (FRN)                                                                 2.110%    08/25/2028          825,957          826,404
Countrywide Asset-Backed Certificates, Ser. 1999-2, Class MV2
 (FRN)                                                                 2.200%    05/25/2029        1,030,290        1,031,714
Countrywide Asset-Backed Certificates, Ser. 2001-2, Class M1
 (FRN)                                                                 1.950%    10/25/2031        1,000,000        1,001,737
Fleet Home Equity Loan Trust, Ser. 2001-1, Class A (FRN)               1.490%    05/20/2031        1,028,213        1,026,837
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)           1.610%    09/20/2033        2,516,689        2,521,806
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)            1.980%    08/25/2033        1,500,000        1,507,500
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M4 (FRN)            2.300%    02/25/2034        2,000,000        2,002,760

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
HEL - FLOATING RATE (CONTINUED)
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1
 (FRN)                                                                 2.200%    02/25/2033        2,000,000   $    2,025,341
New Century Home Equity Loan Trust, Ser. 2001-NC1, Class A
 (FRN)                                                                 1.570%    06/20/2031          570,878          571,211
New Century Home Equity Loan Trust, Ser. 2002-1, Class A (FRN)         1.620%    03/25/2032        1,144,884        1,145,640
New Century Home Equity Loan Trust, Ser. 2003-3, Class A3 (FRN)        1.660%    07/25/2033        1,359,417        1,362,615
Option One Mortgage Loan Trust, Ser. 2002-1, Class M2 (FRN)            2.600%    02/25/2032        2,000,000        2,001,970
Option One Mortgage Loan Trust, Ser. 2002-2, Class A (FRN)             1.570%    06/25/2032          714,068          714,970
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)            1.950%    06/25/2033        2,000,000        2,010,910
Residential Asset Mortgage Products, Inc., Ser. 2003-RS11,
 Class MII1 (FRN)                                                      2.030%    12/25/2033        2,000,000        2,009,300
Residential Asset Securities Corp., Ser. 2001-KS3, Class MII1
 (FRN)                                                                 1.850%    09/25/2031        2,000,000        2,002,083
Residential Asset Securities Corp., Ser. 2004-KS2, Class M22
 (FRN)                                                                 2.300%    03/25/2034        1,000,000          999,955
Residential Funding Mortgage Securities II, Ser. 2003-HI2,
 Class A1 (FRN)                                                        1.440%    08/25/2010          717,266          717,294
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (FRN)              1.830%    03/25/2035        1,250,000        1,244,841
Securitized Asset-Backed Receivable, Ser. 2004-NC1, Class M1
 (FRN)                                                                 1.820%    02/25/2034        2,000,000        1,993,750
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2
 (FRN)                                                                 2.400%    02/25/2034        2,000,000        1,992,500
Structured Asset Investment Loan Trust, Ser 2004-2, Class M2
 (FRN)                                                                 2.450%    03/25/2034        2,000,000        2,000,000
WMC Mortgage Loan Pass-Through Certificates, Ser. 1999-A,
 Class M1 (FRN)                                                        2.139%    10/15/2029          657,853          662,196
                                                                                                               --------------
                                                                                                                   44,215,924
                                                                                                               --------------
                                                                                                                   50,101,874
                                                                                                               --------------

MANUFACTURED HOUSING -- 0.8%
Vanderbilt Mortgage Finance, Ser. 2002-C, Class A1F                    2.550%    01/07/2010        1,019,799        1,019,364
                                                                                                               --------------

OTHER ABS -- 2.6%
CNH Equipment Trust, Ser. 2002-A, Class A4 (FRN)                       1.539%    08/15/2008        1,555,000        1,559,041
Illinois Power Special Purpose Trust, Ser. 1998-1, Class A5            5.380%    06/25/2007        1,496,000        1,523,695
                                                                                                               --------------
                                                                                                                    3,082,736
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
STUDENT LOANS -- 5.0%
SLM Student Loan Trust, Ser. 1996-2, Class A2 (FRN)                    2.091%    07/27/2009        2,547,078   $    2,571,376
SLM Student Loan Trust, Ser. 2002-1, Class A1 (FRN)                    1.200%    10/25/2010        2,569,627        2,571,143
SLM Student Loan Trust, Ser. 2003-11, Class A1 (FRN)                   1.520%    09/15/2009          861,560          861,495
                                                                                                               --------------
                                                                                                                    6,004,014
                                                                                                               --------------
   Total (Cost - $111,315,567)                                                                                    110,890,409
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 9.3%

CMO FLOATER -- 3.7%

CMO FLOATER - FHLMC -- 0.5%
FHLMC, Ser. T-19, Class A (FRN)                                        1.470%    02/25/2029          574,230          574,252
                                                                                                               --------------

CMO FLOATER - OTHER -- 3.2%
Holmes Financing plc, Ser. 3, Class 2A (FRN)                           1.300%    01/15/2007        1,715,000        1,716,199
IMPAC CMB Trust, Ser. 2001-3, Class A1 (FRN)                           1.670%    10/25/2031          684,177          685,067
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1
 (FRN)^~                                                               1.950%    08/25/2032        1,483,355        1,485,904
                                                                                                               --------------
                                                                                                                    3,887,170
                                                                                                               --------------
                                                                                                                    4,461,422
                                                                                                               --------------

NON-ACCELERATED SENIOR -- 0.9%
Residential Funding Securities Corp., Ser. 2002-RM1, Class M3-2
 (FRN)                                                                 5.775%    11/25/2032        1,097,755        1,108,047
                                                                                                               --------------

PLANNED AMORTIZATION CLASS -- 4.3%
FHLMC, Ser. 2498, Class DW                                             4.800%    02/15/2029        3,077,886        3,104,591
Prudential Home Mortgage Securities, Ser. 1993-60, Class A4            6.750%    12/25/2023        1,978,000        1,975,154
                                                                                                               --------------
                                                                                                                    5,079,745
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
SEQUENTIAL -- 0.4%
Bank of America Mortgage Securities, Ser. 2003-1, Class 1A4            5.000%    02/25/2033          529,381   $      530,521
                                                                                                               --------------
   Total (Cost - $11,221,274)                                                                                      11,179,735
                                                                                                               --------------
TOTAL INVESTMENTS - 102.0% (COST - $122,536,841)                                                                  122,070,144
LIABILITIES, NET OF OTHER ASSETS - (2.0%)                                                                          (2,415,463)
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $  119,654,681
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

FHLMC     Federal Home Loan Mortgage Corp.
FRN       Floating Rate Note
NIM       Net Interest Margin

^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities were valued at $6,372,127, or 5.3% of net assets. Of these securities, the Board of Directors has deemed securities valued at $1,867,007, or 1.6% of net assets, to be liquid.
~  Illiquid security.

See Notes to Financial Statements.

FFTW FUNDS, INC.

LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 70.1%

AUTO LOANS -- 16.8%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4        3.400%    04/13/2009        2,000,000   $    2,008,048
ANRC Auto Owner Trust, Ser. 2001-A, Class A4                           4.320%    06/16/2008        1,951,969        1,967,520
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A4                4.240%    09/15/2008        2,000,000        2,031,453
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4                     2.880%    10/08/2009        2,330,000        2,313,910
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4              2.480%    07/18/2008        2,000,000        1,982,581
MMCA Automobile Trust, Ser. 2000-2, Class B                            7.420%    08/15/2005        2,228,840        2,238,968
Nissan Auto Receivables Owner Trust, Ser. 2003-C, Class A2             1.620%    04/17/2006        2,000,000        1,997,840
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3             2.650%    11/15/2006        1,510,188        1,514,436
                                                                                                               --------------
                                                                                                                   16,054,756
                                                                                                               --------------

CREDIT CARDS -- 30.4%
American Express Credit Account Master Trust, Ser. 2000-1, Class A     7.200%    09/17/2007        2,500,000        2,580,525
Bank One Issuance Trust, Ser. 2002-A2, Class A2                        4.160%    01/15/2008        2,490,000        2,530,490
Bank One Issuance Trust, Ser. 2002-A4, Class A4                        2.940%    06/16/2008        2,000,000        2,007,604
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6            5.650%    06/16/2008        2,380,000        2,494,273
Citibank Credit Card Issuance Trust, Ser. 2002-A3, Class A3            4.400%    05/15/2007        2,000,000        2,036,795
Discover Card Master Trust I, Ser. 2000-9, Class A                     6.350%    07/15/2008        2,000,000        2,106,991
Fleet Credit Card Master Trust II, Ser. 2003-A, Class A                2.400%    07/15/2008        2,000,000        1,987,241
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1             5.750%    10/15/2008        2,000,000        2,098,766
MBNA Master Credit Card Trust, Ser. 2000-A, Class A                    7.350%    07/16/2007        2,900,000        2,995,382
MBNA Master Credit Card Trust, Ser. 2000-A, Class C^~                  7.900%    07/16/2007        3,295,000        3,392,305
Standard Credit Card Master Trust, Ser. 1995-1, Class A                8.250%    01/07/2007        2,500,000        2,581,488
Standard Credit Card Master Trust, Ser. 1995-1, Class B                8.450%    01/07/2007        2,100,000        2,169,494
                                                                                                               --------------
                                                                                                                   28,981,354
                                                                                                               --------------

HOME EQUITY LOANS (HEL) -- 19.4%

HEL - FIXED RATE -- 6.6%
Advanta Mortgage Loan Trust, Ser. 1997-4, Class A7                     6.630%    01/25/2029        1,670,691        1,669,146
Chase Funding NIM, Ser. 2004-1A, Class Note^                           3.750%    03/27/2035        1,099,423        1,096,675
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2003-2, Class N1^      7.627%    06/25/2033          654,934          660,255
Option One Mortgage Securities Corp. NIM Trust, Ser. 2003-2B,
 Class N1^                                                             7.630%    04/26/2033          564,677          569,265
Residential Asset Securities Corp., Ser. 2000-KS3, Class AI4           8.035%    09/25/2028          278,837          279,582
Residential Asset Securities Corp., Ser. 2002-KS8, Class A3            3.690%    03/25/2027        2,000,000        2,010,485
                                                                                                               --------------
                                                                                                                    6,285,408
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
HEL - FLOATING RATE -- 12.8%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)                     1.650%    11/20/2031        1,661,462   $    1,665,104
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10
 (FRN)                                                                 1.719%    01/15/2028        1,468,348        1,468,506
Long Beach Mortgage Loan Trust, Ser. 2001-2, Class M1 (FRN)            1.860%    07/25/2031        2,000,000        2,001,143
Residential Asset Securities Corp., Ser. 2003-KS1, Class M1 (FRN)      2.100%    01/25/2033        2,500,000        2,516,425
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1
 (FRN)                                                                 1.890%    12/25/2033        2,500,000        2,510,893
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2
 (FRN)                                                                 2.400%    02/25/2034        2,000,000        1,992,500
                                                                                                               --------------
                                                                                                                   12,154,571
                                                                                                               --------------
                                                                                                                   18,439,979
                                                                                                               --------------

MANUFACTURED HOUSING -- 1.4%
Vanderbilt Mortgage Finance, Ser. 2002-C, Class A1F                    2.550%    01/07/2010        1,359,732        1,359,152
                                                                                                               --------------

OTHER ABS -- 2.1%
Atlantic City Electric Transition Funding LLC, Ser. 2003-1, Class A1   2.890%    07/20/2011        2,000,000        1,972,674
                                                                                                               --------------
   Total (Cost - $67,631,984)                                                                                      66,807,915
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 20.7%

CMO FLOATER -- 1.0%
Washington Mutual, Ser. 2001-AR6, Class B1 (FRN)                       5.640%    01/26/2032          961,993          967,939
                                                                                                               --------------

NON-ACCELERATED SENIOR -- 2.1%
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1                         6.770%    04/25/2032        1,987,556        2,014,264
                                                                                                               --------------

OTHER CMO -- 2.2%
Permanent Financing plc, Ser. 1, Class 2A (United Kingdom)             4.200%    06/10/2007        2,000,000        2,030,660
                                                                                                               --------------

PLANNED AMORTIZATION CLASS -- 6.0%
FHLMC, Ser. 1669, Class G                                              6.500%    02/15/2023        1,225,823        1,240,809
FHLMC, Ser. 2498, Class DW                                             4.800%    02/15/2029        3,077,886        3,104,591
FHLMC, Ser. 2550, Class QT                                             3.500%    02/15/2017        1,394,257        1,395,653
                                                                                                               --------------
                                                                                                                    5,741,053
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
SEQUENTIAL -- 6.3%
Bank of America Mortgage Securities, Ser. 2003-1, Class 1A4            5.000%    02/25/2033          915,413   $      917,384
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2            4.350%    06/25/2033          980,039          978,839
FHLMC, Ser. 2543, Class MD                                             8.500%    06/15/2025        2,246,485        2,368,638
FNMA, Ser. 2002-W6, Class 1A3                                          4.320%    11/25/2034        1,145,010        1,146,884
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-1,
 Class 2A1                                                             5.000%    02/25/2033          603,250          608,295
                                                                                                               --------------
                                                                                                                    6,020,040
                                                                                                               --------------

Z BOND -- 3.1%
Structured Asset Securities Corp., Ser. 1998-6, Class A2               6.500%    07/25/2028        2,955,281        2,981,118
                                                                                                               --------------
   Total (Cost - $19,965,017)                                                                                      19,755,074
                                                                                                               --------------

U.S. TREASURY OBLIGATIONS -- 7.8%
U.S. Treasury Note                                                     2.250%    02/15/2007        5,500,000        5,392,794
U.S. Treasury Note                                                     3.125%    05/15/2007        2,000,000        2,000,000
                                                                                                               --------------
   Total (Cost - $7,381,171)                                                                                        7,392,794
                                                                                                               --------------

SHORT-TERM SECURITY -- 0.2%
U.S. Treasury Bill (Cost - $199,891)@++                                0.931%    07/22/2004          200,000          199,870
                                                                                                               --------------
TOTAL INVESTMENTS - 98.8% (COST - $95,178,063)                                                                     94,155,653
OTHER ASSETS, NET OF LIABILITIES - 1.2%                                                                             1,162,751
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   95,318,404
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Fannie Mae
NIM       Net Interest Margin

^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 these securities were valued at $5,718,500 or 6.0% of net assets. Of these securities, the Board of Directors has deemed securities valued at $2,326,195 or 2.4% of net assets, to be liquid.
~  Illiquid security.
@ Security is held in a margin account as collateral for open financial futures contracts.
++ Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY - FLOATING RATE HOME EQUITY LOAN -- 1.3%
Centex Home Equity, Ser. 2003-C, Class AV (FRN)
 (Cost - $1,430,875)                                                   1.600%    09/25/2033        1,430,875   $    1,432,103
                                                                                                               --------------

MORTGAGE-BACKED SECURITIES (MBS) -- 136.6%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 22.0%

CMO FLOATER -- 9.9%

CMO FLOATER - FHLMC -- 3.6%
FHLMC, Ser. 2289, Class FD (FRN)                                       1.529%    05/17/2022          624,367          625,522
FHLMC, Ser. 2410, Class FY (FRN)                                       1.739%    02/15/2032        1,062,917        1,073,437
FHLMC, Ser. 2423, Class TF (FRN)                                       1.739%    07/15/2031          617,395          618,661
FHLMC, Ser. 2557, Class WF (FRN)                                       1.639%    01/15/2033        1,122,151        1,125,718
FHLMC, Ser. 2603, Class F (FRN)                                        1.539%    04/15/2033          496,618          497,044
                                                                                                               --------------
                                                                                                                    3,940,382
                                                                                                               --------------

CMO FLOATER - FNMA -- 1.7%
FNMA, Ser. 1997-68, Class FC (FRN)                                     1.781%    05/18/2027          835,693          841,132
FNMA, Ser. 2001-61, Class FM (FRN)                                     1.514%    10/18/2016        1,024,256        1,027,635
                                                                                                               --------------
                                                                                                                    1,868,767
                                                                                                               --------------

CMO FLOATER - OTHER -- 4.6%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6
 (FRN)                                                                 1.750%    01/25/2034        1,503,124        1,502,791
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A (FRN)         6.159%    09/25/2014          385,443          390,261
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)                    1.800%    04/25/2018        2,151,699        2,156,480
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1
 (FRN)^~                                                               1.950%    08/25/2032          943,953          945,576
                                                                                                               --------------
                                                                                                                    4,995,108
                                                                                                               --------------
                                                                                                                   10,804,257
                                                                                                               --------------

INDEX ALLOCATION CLASS -- 1.1%
FHLMC, Ser. 42, Class C                                                9.000%    06/15/2020        1,066,961        1,156,486

                                                                      COUPON                         FACE
                                                                       RATE       MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVERSE FLOATING RATE -- 3.5%
FHLMC, Ser. 2691, Class YS (FRN)                                      18.184%    04/15/2029          265,125   $      272,384
FHLMC, Ser. 2780, Class SV (FRN)                                      13.775%    11/15/2033        1,194,217        1,218,102
FNMA, Ser. 2003-122, Class SM (FRN)                                   18.300%    07/25/2030          467,976          472,656
FNMA, Ser. 2003-128, Class MS (FRN)                                   18.300%    01/25/2034        1,396,768        1,410,735
FNMA, Ser. 2003-34, Class SV (FRN)                                    22.625%    05/25/2033          138,720          139,886
FNMA, Ser. 2003-77, Class DS (FRN)                                    11.225%    08/25/2033          500,000          349,439
                                                                                                               --------------
                                                                                                                    3,863,202
                                                                                                               --------------

PLANNED AMORTIZATION CLASS -- 3.8%
FHLMC, Ser. 2236, Class PB                                             7.500%    09/15/2025          689,828          696,855
FHLMC, Ser. 2271, Class PD                                             7.250%    02/15/2030           19,685           19,663
FHLMC, Ser. 2389, Class EH                                             6.000%    05/15/2030        2,000,000        2,068,370
GNMA, Ser. 1999-13, Class PC                                           6.000%    03/20/2028        1,328,167        1,361,371
                                                                                                               --------------
                                                                                                                    4,146,259
                                                                                                               --------------

Z BOND -- 3.7%
FHLMC, Ser. 2196, Class BZ                                             7.500%    11/15/2029          872,854          923,100
FNMA, Ser. 1992-29, Class Z                                            8.000%    02/25/2022          211,829          224,270
FNMA, Ser. 1997-43, Class ZD                                           7.500%    06/17/2027        2,681,550        2,827,880
                                                                                                               --------------
                                                                                                                    3,975,250
                                                                                                               --------------
                                                                                                                   23,945,454
                                                                                                               --------------

COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) -- 6.7%
First Union-Lehman Brothers Commercial Mortgage,
 Ser. 1997-C2, Class A3                                                6.650%    11/18/2029        2,916,737        3,102,403
Wachovia Bank Commercial Mortgage Trust, Ser. 2002-C1,
 Class A2                                                              5.681%    04/15/2034        4,000,000        4,193,608
                                                                                                               --------------
                                                                                                                    7,296,011
                                                                                                               --------------

                                                                     COUPON                          FACE
                                                                      RATE        MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE DERIVATIVES -- 11.6%

INTEREST ONLY (IO) -- 10.0%

IO - CMBS -- 2.0%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S#++              7.644%     06/10/2031        1,795,636   $      876,508
First Union-Lehman Brothers - Bank of America, Ser. 1998-C2,
 Class IO#++                                                      8.503-10.030%  11/18/2035        1,271,707          728,706
Morgan Stanley Capital I, Ser. 1998-HF1, Class X#++                  10.249%     03/15/2030        1,133,311          606,757
                                                                                                               --------------
                                                                                                                    2,211,971
                                                                                                               --------------

IO - PAC -- 2.0%
FHLMC, Ser. 2727, Class IO#++                                         6.913%     06/15/2029          191,918          184,089
FHLMC, Ser. 2733, Class MI#++                                         7.036%     06/15/2028          459,064          426,324
FHLMC, Ser. 2780, Class IB#++                                         8.136%     12/15/2024          462,959          454,934
FNMA, Ser. 2003-81, Class IX#++                                       6.396%     03/25/2024          284,375          271,875
FNMA, Ser. 2003-92, Class IH#++                                       8.916%     06/25/2023          649,375          547,048
FNMA, Ser. 2004-8, Class PI#++                                        5.990%     08/25/2027          329,983          316,408
                                                                                                               --------------
                                                                                                                    2,200,678
                                                                                                               --------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 1.1%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN)#++             1.499-15.658%  09/15/2022          471,948          227,352
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN)#++            0.000-17.357%  06/15/2024          126,311           91,518
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN)#++           6.174-15.862%  09/15/2024          395,775          216,691
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN)#++           1.302-12.519%  09/15/2024          143,846           80,286
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN)#++            5.752-15.424%  02/15/2026          944,999          353,104
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN)#++            6.163-8.317%   06/15/2026          136,696           68,045
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++                10.552%     02/15/2027           50,339           32,627
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN)#++                9.026%     06/15/2028           49,825           36,331
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++                 5.022%     02/15/2031           69,273           48,292
                                                                                                               --------------
                                                                                                                    1,154,246
                                                                                                               --------------

IO - OTHER -- 2.2%
FHLMC Strip, Ser. 223, Class IO#++                                   5.8393%     12/01/2032          217,821          278,896
FNMA Strip, Ser. 337, Class 2#++                                      7.305%     06/01/2033          220,021          244,953
FNMA Strip, Ser. 343, Class 1#++                                    11.5625%     09/01/2033          964,476          950,360
FNMA, Ser. 2003-59, Class IL#++                                       8.526%     12/25/2031          408,895          382,890

                                                                     COUPON                          FACE
                                                                      RATE        MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
IO - OTHER (CONTINUED)
FNMA, Ser. 2003-71, Class IL#++                                      10.412%     08/25/2033          434,633   $      498,183
                                                                                                               --------------
                                                                                                                    2,355,282
                                                                                                               --------------

INVERSE IO -- 2.7%
FHLMC, Ser. 2564, Class US, (FRN)#++                                 41.597%     02/15/2033           88,756           87,563
FHLMC, Ser. 2594, Class DS, (FRN)#++                                 37.321%     12/15/2027          315,467          289,183
FHLMC, Ser. 2594, Class SE, (FRN)#++                                 22.492%     10/15/2030          532,428          416,043
FHLMC, Ser. 2617, Class GS, (FRN)#++                             29.122%-29.657% 11/15/2030          966,822          825,746
FHLMC, Ser. 2691, Class LS, (FRN)#++                                  7.107%     01/15/2029          281,075          232,230
FHLMC, Ser. 2718, Class LS, (FRN)#++                                 48.512%     11/15/2029          359,368          331,253
FHLMC, Ser. 2764, Class SB, (FRN)#++                                 38.505%     03/15/2031          216,400          192,264
GNMA, Ser. 2003-52, Class S, (FRN)#++                                26.046%     06/16/2033          664,758          564,007
                                                                                                               --------------
                                                                                                                    2,938,289
                                                                                                               --------------
                                                                                                                   10,860,466
                                                                                                               --------------

PRINCIPAL ONLY (PO) -- 1.6%

PO - OTHER -- 0.6%
FHLMC, Ser. 2603, Class LO#++                                          8.916%    04/15/2033          169,125          134,359
FHLMC, Ser. 2736, Class BO#++                                         12.646%    01/15/2034          350,379          258,123
FNMA, Ser. 2003-88, Class MO#++                                       24.045%    09/25/2033          315,156          305,466
                                                                                                               --------------
                                                                                                                      697,948
                                                                                                               --------------

PO - TRUST -- 1.0%
FNMA Strip, Ser. 333, Class 1#++                                  3.835%-13.352% 03/01/2033        1,154,843        1,045,238
                                                                                                               --------------
                                                                                                                    1,743,186
                                                                                                               --------------
                                                                                                                   12,603,652
                                                                                                               --------------

MORTGAGE PASS-THROUGH SECURITIES (MPTS) -- 96.3%

MPTS - FHLMC -- 15.6%

FHLMC - POOLS -- 6.4%
FHLMC Gold Pool #A12446                                                6.500%    08/01/2033          339,453          354,069

                                                                      COUPON                         FACE
                                                                       RATE       MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
FHLMC - POOLS (CONTINUED)
FHLMC Gold Pool #A13465                                                6.500%    09/01/2033          216,788   $      226,123
FHLMC Gold Pool #A14279                                                6.000%    10/01/2033        2,205,843        2,255,745
FHLMC Gold Pool #A14986                                                6.500%    11/01/2033          231,165          241,119
FHLMC Gold Pool #C40151                                               10.000%    07/01/2030          330,776          369,459
FHLMC Gold Pool #C66588                                                7.000%    04/01/2032        2,360,318        2,491,247
FHLMC Gold Pool #C79112                                                6.000%    05/01/2033          773,217          791,153
FHLMC Gold Pool #D85424                                                6.500%    01/01/2028          193,804          202,535
                                                                                                               --------------
                                                                                                                    6,931,450
                                                                                                               --------------

FHLMC - TBA -- 9.2%
FHLMC Gold TBA                                                         4.500%    07/01/2019        3,000,000        2,928,750
FHLMC Gold TBA                                                         5.500%    07/01/2034        4,000,000        3,981,248
FHLMC Gold TBA                                                         6.500%    07/01/2034        3,000,000        3,125,625
                                                                                                               --------------
                                                                                                                   10,035,623
                                                                                                               --------------
                                                                                                                   16,967,073
                                                                                                               --------------

MPTS - FNMA -- 64.5%

FNMA - POOLS -- 31.5%
FNMA Pool #252439                                                      6.500%    05/01/2029          369,610          385,687
FNMA Pool #323979                                                      6.500%    04/01/2029          163,028          170,201
FNMA Pool #340777                                                      6.500%    03/01/2011            1,661            1,758
FNMA Pool #403646                                                      6.500%    12/01/2027          222,192          232,265
FNMA Pool #407591                                                      6.500%    12/01/2027          560,164          585,560
FNMA Pool #637022                                                      7.500%    03/01/2032        1,262,893        1,351,823
FNMA Pool #646091                                                      7.000%    06/01/2032        1,520,878        1,605,151
FNMA Pool #646602                                                      6.500%    07/01/2032        2,639,870        2,750,712
FNMA Pool #694917                                                      5.500%    04/01/2033        4,340,230        4,332,003
FNMA Pool #694973                                                      5.500%    04/01/2033        1,284,488        1,282,053
FNMA Pool #696859                                                      5.500%    04/01/2033        2,274,161        2,269,850
FNMA Pool #699855                                                      5.500%    04/01/2033        1,160,717        1,158,516
FNMA Pool #711719                                                      5.500%    06/01/2033          920,420          918,675
FNMA Pool #711736                                                      5.500%    06/01/2033        1,836,047        1,832,567
FNMA Pool #720696                                                      4.500%    06/01/2033        1,229,530        1,151,563
FNMA Pool #730699                                                      6.000%    08/01/2033        5,556,291        5,679,016
FNMA Pool #737263                                                      6.000%    09/01/2033          417,156          426,369

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
FNMA - POOLS (CONTINUED)
FNMA Pool #741853                                                      5.500%    09/01/2033        3,621,988   $    3,615,123
FNMA Pool #747529                                                      4.500%    10/01/2033        1,461,521        1,368,844
FNMA Pool #747627                                                      5.500%    11/01/2033        2,897,253        2,891,761
FNMA Pool #753235                                                      6.500%    11/01/2033          288,892          301,020
                                                                                                               --------------
                                                                                                                   34,310,517
                                                                                                               --------------

FNMA - TBA -- 33.0%
FNMA TBA                                                               4.500%    07/01/2019        8,000,000        7,815,000
FNMA TBA                                                               5.000%    07/01/2034       28,000,000       27,037,500
FNMA TBA                                                               6.500%    07/01/2034        1,000,000        1,040,938
                                                                                                               --------------
                                                                                                                   35,893,438
                                                                                                               --------------
                                                                                                                   70,203,955
                                                                                                               --------------

MPTS - GNMA -- 16.2%

GNMA - POOLS -- 11.4%
GNMA Pool #448338                                                      7.500%    04/15/2031          730,808          787,645
GNMA Pool #475892                                                      6.500%    07/15/2028          554,492          580,889
GNMA Pool #485773                                                      7.000%    09/15/2031          764,795          812,946
GNMA Pool #533634                                                      7.500%    04/15/2031          598,413          644,954
GNMA Pool #541332                                                      7.000%    04/15/2031          452,440          480,925
GNMA Pool #541343                                                      7.000%    04/15/2031          440,055          467,761
GNMA Pool #541344                                                      7.500%    03/15/2031          178,308          192,176
GNMA Pool #544533                                                      7.000%    05/15/2031          808,572          859,479
GNMA Pool #550976                                                      7.000%    10/15/2031        1,186,146        1,260,825
GNMA Pool #552713                                                      7.000%    08/15/2032          643,237          683,521
GNMA Pool #566574                                                      7.000%    09/15/2031        2,137,285        2,271,846
GNMA Pool #566575                                                      7.500%    09/15/2031          236,695          255,104
GNMA Pool #566613                                                      7.000%    10/15/2031        1,338,745        1,423,031
GNMA Pool #616094                                                      6.000%    11/15/2033        1,647,830        1,691,475
                                                                                                               --------------
                                                                                                                   12,412,577
                                                                                                               --------------

                                                                       COUPON                        FACE
                                                                        RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
GNMA - TBA -- 4.8%
GNMA TBA                                                               6.500%    07/01/2034        5,000,000   $    5,220,310
                                                                                                               --------------
                                                                                                                   17,632,887
                                                                                                               --------------
                                                                                                                  104,803,915
                                                                                                               --------------
   Total (Cost - $148,513,380)                                                                                    148,649,032
                                                                                                               --------------

AGENCY OBLIGATION -- 1.1%
FNMA Global Note (Cost - $1,245,803)                                   4.125%    04/15/2014        1,300,000        1,195,533
                                                                                                               --------------

SHORT-TERM SECURITIES -- 3.7%
U.S. Treasury Bill++                                                   0.916%    07/01/2004        1,700,000        1,700,000
U.S. Treasury Bill++                                                   1.491%    12/02/2004        2,000,000        1,986,106
U.S. Treasury Bill++@                                                  0.931%    07/22/2004          300,000          299,806
                                                                                                               --------------
   Total (Cost - $3,987,253)                                                                                        3,985,912
                                                                                                               --------------
TOTAL INVESTMENTS - 142.7% (COST - $155,177,311)                                                                  155,262,580
LIABILITIES, NET OF OTHER ASSETS - (42.7%)                                                                        (46,443,882)
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $  108,818,698
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Fannie Mae
FRN       Floating Rate Note
GNMA      Government National Mortgage Association
IO        Interest Only
PO        Principal Only
TBA       To Be Announced - Security is subject to delayed delivery.
Vendee    Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, this security was valued at $945,576, or 0.9% of net assets. The Board of Directors has deemed this security to be illiquid.
~  Illiquid security.
#  Face amount shown represents amortized cost.
++ Interest rate shown represents yield to maturity at date of purchase.
@ Security is held in a margin account as collateral for open financial futures contracts.

FFTW FUNDS, INC.

MORTGAGE-BACKED PORTFOLIO - SHORT - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                        FACE
SECURITIES SOLD SHORT                                                   RATE      MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (MBS) -- (1.8%)

MPTS - FNMA -- (1.8%)
FNMA TBA (Proceeds - $1,981,250)                                       5.500%    07/01/2033       (2,000,000)  $   (1,973,124)
                                                                                                               ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 14.9%

AUTO LOANS -- 0.5%
General Motors Acceptance Corp. Swift Trust, Ser. 1999-1,
 Class A^                                                              5.000%   01/18/2005   EUR      600,000  $      740,648
                                                                                                               --------------

CREDIT CARDS -- 2.3%
Chester Asset Receivables Dealings plc, Deal 11,
 Ser. A (United Kingdom)                                               6.125%   10/15/2010   EUR      900,000       1,213,035
Chester Asset Receivables Dealings plc, Deal 5
 (Cayman Islands)                                                      6.625%   03/17/2008   GBP      190,000         356,008
Citibank Credit Card Master Trust, Ser. 1999-6, Class A
 (FRN)^                                                                4.500%   08/25/2004   EUR      600,000         732,910
G&M Finance Ltd., Ser. 1A, Class 1 (FRN) (Cayman Islands)^             2.080%   01/07/2010          1,600,000       1,596,800
                                                                                                               --------------
                                                                                                                    3,898,753
                                                                                                               --------------

HOME EQUITY LOANS - FLOATING RATE -- 9.9%
Centex Home Equity, Ser. 2004-A, Class AV2 (FRN)                       1.580%   01/25/2034          2,563,762       2,564,231
Long Beach Mortgage Loan Trust, Ser. 2004-1,
 Class A3 (FRN)                                                        1.600%   02/25/2034          2,225,818       2,227,508
Novastar Home Equity Loan, Ser. 2003-1, Class A1 (FRN)                 1.680%   05/25/2033            916,414         919,090
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)             1.590%   02/25/2032            225,756         225,930
Residential Asset Mortgage Products, Inc., Ser. 2003-RS10,
 Class AI1 (FRN)                                                       1.490%   09/25/2022          2,023,642       2,024,199
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5,
 Class AV (FRN)                                                        1.630%   12/25/2033          2,826,003       2,835,523
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4,
 Class A2B1 (FRN)                                                      1.560%   04/25/2034          2,902,346       2,902,219
Residential Asset Securities Corp., Ser. 2000-KS5,
 Class AII (FRN)                                                       1.540%   12/25/2031          1,480,242       1,481,310
Residential Asset Securities Corp., Ser. 2003-KS7,
 Class AIIB (FRN)                                                      1.620%   09/25/2033          1,296,455       1,298,388
Superannuation Members Home Loans Global, Ser. 1A,
 Class A2 (FRN)^                                                       1.775%   06/15/2026            194,874         195,025
                                                                                                               --------------
                                                                                                                   16,673,423
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
OTHER ABS -- 2.2%
Life Funding Co., Ser. 2001-1A, Class A1
 (FRN) (Cayman Islands)^                                               0.438%   10/14/2008   JPY   89,905,200  $      814,638
Shinsei Funding SPC, Ser. 2001-2X,
 Class A, Reg S (FRN) (Japan)                                          0.403%   10/25/2008   JPY  320,000,000       2,935,618
                                                                                                               --------------
                                                                                                                    3,750,256
                                                                                                               --------------
   Total (Cost - $24,194,240)                                                                                      25,063,080
                                                                                                               --------------

CORPORATE OBLIGATIONS -- 17.0%

COMMUNICATIONS -- 2.9%

MEDIA - CABLE -- 0.5%
Comcast Corp.                                                          5.300%   01/15/2014            990,000         952,953
                                                                                                               --------------

TELECOMMUNICATIONS - WIRELINES -- 2.4%
Deutsche Telekom International Finance (Netherlands)                   9.250%   06/01/2032            280,000         368,975
Deutsche Telekom International Finance, Ser. EMTN
 (Netherlands)                                                         7.500%   01/24/2033   EUR      300,000         436,169
France Telecom (France)                                                8.500%   03/01/2031          1,280,000       1,606,426
Sogerim (EMTN) (Luxembourg)                                            6.125%   04/20/2006   EUR      139,000         178,157
Telecom Italia Capital (Luxembourg)^                                   5.250%   11/15/2013          1,440,000       1,393,698
                                                                                                               --------------
                                                                                                                    3,983,425
                                                                                                               --------------
                                                                                                                    4,936,378
                                                                                                               --------------

CONGLOMERATE -- 0.2%
Hutchison Whampoa International Ltd. (Cayman Islands)^                 5.450%   11/24/2010            330,000         323,905
                                                                                                               --------------

CONSUMER CYCLICAL -- 1.5%

AUTOMOTIVE -- 1.1%
Daimler Chrysler NA Holdings (MTN)                                     3.400%   12/15/2004          1,500,000       1,504,098
Ford Motor Co.                                                         6.375%   02/01/2029            305,000         257,759
                                                                                                               --------------
                                                                                                                    1,761,857
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
LODGING -- 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)                       6.500%   07/17/2009   EUR      220,000  $      292,631
                                                                                                               --------------

SERVICES -- 0.2%
Cendant Corp.                                                          6.250%   01/15/2008            400,000         426,565
                                                                                                               --------------
                                                                                                                    2,481,053
                                                                                                               --------------

INTEGRATED ENERGY -- 0.1%
Petronas Capital Ltd., Reg S (Malaysia)                                6.375%   05/22/2009   EUR      100,000         132,311
                                                                                                               --------------
FINANCE -- 11.4%

BANKING -- 8.1%
Allied Irish Banks Ltd. (FRN) (Ireland)*                               7.500%   02/28/2011   EUR      140,000         197,476
Bank of Scotland (EMTN) (United Kingdom)                               5.500%   07/27/2009   EUR      160,000         207,379
Barclays Bank plc (United Kingdom)                                     5.750%   03/08/2011   EUR      620,000         815,230
Core Investment Grade Trust                                            4.727%   11/30/2007            580,000         592,389
Credit Suisse First Boston USA, Inc.                                   4.700%   06/01/2009            140,000         140,411
Credit Suisse Group Capital Guernsey V Ltd. (FRN)
 (Channel Islands)*                                                    6.905%   11/07/2011   EUR      410,000         559,284
HBOS plc (FRN) (United Kingdom)^*                                      5.375%   11/01/2013          1,110,000       1,069,718
Household Finance Corp.                                                4.750%   05/15/2009          1,590,000       1,598,802
HSBC Bank USA (FRN)                                                    1.190%   05/04/2006          3,400,000       3,399,490
HSBC Capital Funding LP, Reg S (FRN) (Channel Islands)                 8.030%   06/30/2012   EUR       90,000         131,957
Intesabci Capital Trust (FRN)*                                         6.988%   07/12/2011   EUR      100,000         136,277
Nordbanken REGS (FRN) (Sweden)                                         6.000%   12/13/2010   EUR      140,000         177,662
Nordea Bank Finland plc (FRN) (Finland)                                5.750%   03/26/2014   EUR      620,000         806,176
Pearson Dollar Finance plc (United Kingdom)^~                          4.700%   06/01/2009            380,000         380,495
Rabobank Capital Funding II (FRN)^*                                    5.260%   12/31/2013            100,000          96,768
RBS Capital Trust A (FRN) (United Kingdom)*                            6.467%   06/30/2012   EUR      180,000         240,546
RBS Capital Trust I (FRN)*                                             4.709%   07/01/2013            330,000         304,252
San Paolo IMI (EMTN) (Italy)                                           6.375%   04/06/2010   EUR      260,000         350,755
Unicredito Italiano SpA (Italy) (FRN)                                  6.250%   06/14/2010   EUR      280,000         351,261
Wells Fargo & Co.                                                      1.619%   03/23/2007          2,000,000       2,000,256
                                                                                                               --------------
                                                                                                                   13,556,584
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
BROKERAGE -- 0.6%
Goldman Sachs Capital I                                                6.345%   02/15/2034            190,000  $      178,424
Merill Lynch & Co. (MTN)                                               4.500%   11/04/2010            230,000         226,770
Morgan Stanley                                                         4.750%   04/01/2014            750,000         691,966
                                                                                                               --------------
                                                                                                                    1,097,160
                                                                                                               --------------

FINANCE COMPANIES -- 2.4%
EADS Finance BV (EMTN) (Netherlands)                                   4.625%   03/03/2010   EUR      390,000         482,037
Ford Motor Credit Co.                                                  7.000%   10/01/2013             90,000          90,852
General Motors Acceptance Corp. (MTN)                                  5.250%   05/16/2005            440,000         449,852
General Motors Acceptance Corp. (MTN)                                  4.375%   12/10/2007            410,000         404,209
Linde Finance BV (Netherlands) (FRN)*                                  6.000%   07/03/2013   EUR      190,000         240,387
Mizuho Finance, Reg S (Cayman Islands)                                 4.750%   04/15/2014   EUR      540,000         659,221
NGG Finance plc (United Kingdom)                                       6.125%   08/23/2011   EUR      820,000       1,087,783
Nisource Finance Corp.                                                 5.400%   07/15/2014            600,000         583,091
                                                                                                               --------------
                                                                                                                    3,997,432
                                                                                                               --------------

INSURANCE -- 0.3%
Munich Re Finance BV (Netherlands)                                     6.750%   06/21/2023   EUR      380,000         510,686
                                                                                                               --------------
                                                                                                                   19,161,862
                                                                                                               --------------

UTILITIES -- 0.9%
Consolidated Edison Co. of New York                                    4.700%   06/15/2009            290,000         293,832
Dominion Resources Inc.                                                5.200%   01/15/2016            370,000         348,054
Progress Energy, Inc.                                                  7.100%   03/01/2011            190,000         208,200
Southern Power Co.                                                     4.875%   07/15/2015            830,000         770,199
                                                                                                               --------------
                                                                                                                    1,620,285
                                                                                                               --------------
   Total (Cost - $27,778,263)                                                                                      28,655,794
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (MBS) -- 22.9%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 10.2%

CMO FLOATER -- 6.1%

CMO FLOATER - FHLMC -- 1.3%
FHLMC, Ser. 1686, Class FA (FRN)                                       2.150%   02/15/2024            70,596   $       71,375
FHLMC, Ser. 2033, Class FD (FRN)                                       2.739%   04/15/2024           255,622          263,109
FHLMC, Ser. 2071, Class F (FRN)                                        1.739%   07/15/2028            92,821           93,493
FHLMC, Ser. 2157, Class F (FRN)                                        1.589%   05/15/2029           225,894          226,728
FHLMC, Ser. 2334, Class FA (FRN)                                       1.739%   07/15/2031           126,632          127,196
FHLMC, Ser. 2396, Class FM (FRN)                                       1.689%   12/15/2031           146,036          146,932
FHLMC, Ser. 2410, Class FY (FRN)                                       1.739%   02/15/2032           455,536          460,044
FHLMC, Ser. 2424, Class FY (FRN)                                       1.689%   03/15/2032            71,305           71,547
FHLMC, Ser. 2470, Class EF (FRN)                                       2.239%   03/15/2032           137,462          141,942
FHLMC, Ser. 2557, Class WF (FRN)                                       1.639%   01/15/2033           295,303          296,242
FHLMC-GNMA, Ser. 20, Class F (FRN)                                     1.913%   10/25/2023           227,514          229,908
                                                                                                               --------------
                                                                                                                    2,128,516
                                                                                                               --------------

CMO FLOATER - FNMA -- 2.5%
FNMA, Ser. 1993-174, Class F (FRN)                                     2.063%   09/25/2008             9,981           10,022
FNMA, Ser. 1993-247, Class FE (FRN)                                    2.313%   12/25/2023           859,038          876,345
FNMA, Ser. 1997-42, Class FD (FRN)                                     2.781%   07/18/2027           121,026          123,987
FNMA, Ser. 1998-22, Class FA (FRN)                                     1.664%   04/18/2028           265,301          266,252
FNMA, Ser. 1999-47, Class JF (FRN)                                     1.914%   11/18/2027            64,747           65,006
FNMA, Ser. 1999-57, Class FC (FRN)                                     1.529%   11/17/2029           431,927          432,235
FNMA, Ser. 2001-46, Class F (FRN)                                      1.664%   09/18/2031           797,443          800,915
FNMA, Ser. 2001-61, Class FM (FRN)                                     1.514%   10/18/2016           204,851          205,527
FNMA, Ser. 2002-36, Class FK (FRN)                                     1.750%   12/25/2029           685,833          688,765
FNMA, Ser. 2002-39, Class FR (FRN)                                     1.464%   06/18/2032           420,548          420,180
FNMA, Ser. 2002-60, Class FH (FRN)                                     2.300%   08/25/2032            98,516          100,213
FNMA, Ser. 2002-66, Class FG (FRN)                                     2.300%   09/25/2032           157,702          162,587
                                                                                                               --------------
                                                                                                                    4,152,034
                                                                                                               --------------

CMO FLOATER - GNMA -- 0.9%
GNMA Ser. 2002-4, Class FJ (FRN)                                       1.653%   04/16/2029            16,394           16,390
GNMA, Ser. 1999-27, Class FE (FRN)                                     1.653%   08/16/2029           192,191          192,794

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
CMO FLOATER - GNMA (CONTINUED)
GNMA, Ser. 1999-46, Class FJ (FRN)                                     1.703%   12/16/2029           386,823   $      388,837
GNMA, Ser. 2000-30, Class F (FRN)                                      1.803%   12/16/2022           688,042          693,719
GNMA, Ser. 2000-8, Class FA (FRN)                                      1.803%   01/16/2030           211,371          213,214
                                                                                                               --------------
                                                                                                                    1,504,954
                                                                                                               --------------

CMO FLOATER - OTHER -- 1.4%
Bank of America Mortgage Securities, Ser. 2003-10,
 Class 1A6 (FRN)                                                       1.750%   01/25/2034           751,562          751,396
Countrywide Alternative Loan Trust, Ser. 2002-6, Class A6
 (FRN)                                                                 1.850%   07/25/2032             1,742            1,744
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)                    1.800%   04/25/2018           669,716          671,205
Credit Suisse First Boston Mortgage Securities Corp.,
 Ser. 2003-1, Class 2A4 (FRN)                                          1.900%   01/25/2033           234,792          235,670
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2
 (FRN) (Netherlands)                                                   5.875%   12/02/2076   EUR     500,000          647,866
Master Asset Securitization Trust, Ser. 2003-1, Class 2A19
 (FRN)                                                                 1.850%   02/25/2033            81,300           81,325
                                                                                                               --------------
                                                                                                                    2,389,206
                                                                                                               --------------
                                                                                                                   10,174,710
                                                                                                               --------------

PLANNED AMORTIZATION CLASS -- 3.6%
FHLMC, Ser. 2236, Class PB                                             7.500%   09/15/2025           137,966          139,371
FHLMC, Ser. 2389, Class EH                                             6.000%   05/15/2030           750,000          779,603
FHLMC, Ser. 2543, Class XC                                             4.500%   09/15/2012           898,321          903,935
FHLMC, Ser. 2543, Class XJ                                             4.500%   10/15/2012         1,010,000        1,023,098
FHLMC, Ser. 2562, Class PC                                             4.500%   02/15/2013         1,030,000        1,045,261
FNMA, Ser. 2002-82, Class XJ                                           4.500%   09/25/2012           858,435          872,079
FNMA, Ser. 2003-8, Class QB                                            4.500%   12/25/2012         1,270,000        1,289,447
                                                                                                               --------------
                                                                                                                    6,052,794
                                                                                                               --------------

Z BOND -- 0.5%
FHLMC, Ser. 2247, Class Z                                              7.500%   08/15/2030           280,425          288,955
FNMA, Ser. 1997-43, Class ZD                                           7.500%   06/17/2027           536,310          565,576
                                                                                                               --------------
                                                                                                                      854,531
                                                                                                               --------------
                                                                                                                   17,082,035
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE      MATURITY       AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE DERIVATIVES -- 0.6%

INTEREST ONLY (IO) -- 0.5%

IO - PAC -- 0.1%
FNMA, Ser. 2003-92, Class IH#++                                        8.916%    06/25/2023          162,344   $      136,762
                                                                                                               --------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN)#++                12.820%    06/15/2024            1,356            1,654
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN)#++               25.111%    09/15/2024            1,946            2,820
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++                 11.892%    02/15/2027           54,404           46,587
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN)#++                10.265%    01/15/2030           19,598           24,319
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++                  5.867%    02/15/2031           36,182           39,783
Vendee Mortgage Trust, Ser. 2002-2, Class IO (FRN)#++                 12.250%    01/15/2032           42,706           33,679
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN)#++                 10.500%    08/15/2032           60,997           72,495
Vendee Mortgage Trust, Ser. 2003-1, Class IO (FRN)#++                  6.841%    11/15/2032           39,756           42,672
                                                                                                               --------------
                                                                                                                      264,009
                                                                                                               --------------

IO - OTHER -- 0.1%
FHLMC Strip, Ser. 223, Class IO#++                                     4.885%    12/01/2032           65,346           83,669
FNMA, Ser. 2003-59, Class IL#++                                        8.526%    12/25/2031           40,889           40,052
                                                                                                               --------------
                                                                                                                      123,721
                                                                                                               --------------

INVERSE IO -- 0.2%
FHLMC, Ser. 2594, Class SE, (FRN)#++                                  22.492%    10/15/2030          106,486           83,209
FHLMC, Ser. 2617, Class GS, (FRN)#++                             29.122%-29.657% 11/15/2030          130,594          112,602
GNMA, Ser. 2003-63, Class US, (FRN)#++                                35.656%    07/20/2030          221,391          172,091
                                                                                                               --------------
                                                                                                                      367,902
                                                                                                               --------------
                                                                                                                      892,394
                                                                                                               --------------

PRINCIPAL ONLY - OTHER -- 0.1%
FHLMC, Ser. 2736, Class BO#++                                         12.144%    01/15/2034          185,631          103,249
                                                                                                               --------------
                                                                                                                      995,643
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (MPTS) -- 12.1%

MPTS - FHLMC - POOLS -- 1.3%
FHLMC Gold Pool #A11796                                                5.500%   08/01/2033         1,016,290   $    1,014,970
FHLMC Gold Pool #A12446                                                6.500%   08/01/2033           212,158          221,293
FHLMC Gold Pool #A13465                                                6.500%   09/01/2033           108,394          113,061
FHLMC Gold Pool #A14279                                                6.000%   10/01/2033           459,551          469,947
FHLMC Gold Pool #A14986                                                6.500%   11/01/2033           138,699          144,671
FHLMC Gold Pool #C66588                                                7.000%   04/01/2032           179,180          189,119
                                                                                                               --------------
                                                                                                                    2,153,061
                                                                                                               --------------

MPTS - FNMA -- 9.2%

FNMA - POOLS -- 3.3%
FNMA Gold Pool #E98340                                                 5.000%   08/01/2018           932,886          935,900
FNMA Pool #251985                                                      6.500%   10/01/2028            62,926           65,694
FNMA Pool #252439                                                      6.500%   05/01/2029            77,002           80,351
FNMA Pool #404129                                                      6.500%   12/01/2027            78,681           82,248
FNMA Pool #567016                                                      8.000%   11/01/2030           413,851          449,982
FNMA Pool #597424                                                      7.500%   09/01/2031           161,905          173,522
FNMA Pool #644171                                                      7.000%   06/01/2032           216,122          228,097
FNMA Pool #646091                                                      7.000%   06/01/2032           138,262          145,923
FNMA Pool #720696                                                      4.500%   06/01/2033           189,158          177,164
FNMA Pool #737263                                                      6.000%   09/01/2033           123,968          126,706
FNMA Pool #737345                                                      6.000%   09/01/2033           867,726          886,892
FNMA Pool #737401                                                      6.000%   09/01/2033           853,363          872,212
FNMA Pool #747529                                                      4.500%   10/01/2033           292,304          273,769
FNMA Pool #747682                                                      6.500%   11/01/2033           887,854          925,126
FNMA Pool #753235                                                      6.500%   11/01/2033           144,446          150,510
                                                                                                               --------------
                                                                                                                    5,574,096
                                                                                                               --------------

FNMA - TBA -- 5.9%
FNMA TBA                                                               4.500%   07/01/2019         2,000,000        1,953,750
FNMA TBA                                                               5.000%   07/01/2034         3,000,000        2,896,875
FNMA TBA                                                               5.500%   07/01/2034         4,000,000        3,980,000
FNMA TBA                                                               6.500%   07/01/2034         1,000,000        1,040,938
                                                                                                               --------------
                                                                                                                    9,871,563
                                                                                                               --------------
                                                                                                                   15,445,659
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
MPTS - GNMA - POOLS -- 1.6%
GNMA Pool #498277                                                      7.500%   06/15/2031           124,139   $      133,794
GNMA Pool #536371                                                      8.000%   11/15/2030            64,451           70,656
GNMA Pool #550976                                                      7.000%   10/15/2031           338,899          360,236
GNMA Pool #552713                                                      7.000%   08/15/2032           107,206          113,920
GNMA Pool #564121                                                      7.500%   07/15/2031            63,455           68,390
GNMA Pool #564375                                                      7.000%   09/15/2031           288,557          306,724
GNMA Pool #587735                                                      6.500%   08/15/2032         1,397,032        1,461,442
GNMA Pool #616094                                                      6.000%   11/15/2033           260,184          267,075
                                                                                                               --------------
                                                                                                                    2,782,237
                                                                                                               --------------
                                                                                                                   20,380,957
                                                                                                               --------------
   Total (Cost - $38,253,112)                                                                                      38,458,635
                                                                                                               --------------

SOVEREIGN OBLIGATIONS -- 42.0%

AUSTRIA -- 1.3%
Republic of Austria (EMTN)^                                            3.800%   10/20/2013   EUR   1,820,000        2,127,657
                                                                                                               --------------

BELGIUM -- 5.3%
Kingdom of Belgium, Ser. 28                                            5.750%   03/28/2008   EUR   6,690,000        8,818,694
                                                                                                               --------------

DENMARK -- 0.5%
Kingdom of Denmark Bond                                                7.000%   11/10/2024   DKK   4,400,000          905,688
                                                                                                               --------------

FRANCE -- 4.8%
France O.A.T.                                                          4.000%   04/25/2013   EUR   4,490,000        5,371,241
France O.A.T.                                                          5.750%   10/25/2032   EUR   1,950,000        2,660,169
                                                                                                               --------------
                                                                                                                    8,031,410
                                                                                                               --------------

GERMANY -- 0.2%
Bundesrepublik Deutschland Bond, Ser. 99                               3.750%   01/04/2009   EUR     290,000          356,489
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
ICELAND -- 1.0%
Housing Finance Fund, Ser. 01/2                                        4.750%   03/15/2041   ISK  44,231,015   $      878,793
Housing Finance Fund, Ser. 98/1                                        4.750%   12/15/2022   ISK   2,800,000          810,322
                                                                                                               --------------
                                                                                                                    1,689,115
                                                                                                               --------------

JAPAN -- 8.2%
Japanese Government Bond, Ser. 174                                     4.600%   09/20/2004   JPY 560,000,000        5,180,951
Japanese Government Bond, Ser. 35                                      0.600%   03/20/2009   JPY 943,000,000        8,575,747
                                                                                                               --------------
                                                                                                                   13,756,698
                                                                                                               --------------

NETHERLANDS -- 5.5%
Netherlands Government                                                 3.750%   07/15/2009   EUR   5,820,000        7,119,678
Netherlands Government                                                 7.500%   01/15/2023   EUR   1,320,000        2,142,252
                                                                                                               --------------
                                                                                                                    9,261,930
                                                                                                               --------------

NEW ZEALAND -- 2.5%
New Zealand Government Index-Linked Bond, Ser. 216                     4.500%   02/15/2016   NZD   2,630,000        2,073,347
New Zealand Government, Ser. 1111                                      6.000%   11/15/2011   NZD   1,400,000          872,682
New Zealand Government, Ser. 413                                       6.500%   04/15/2013   NZD     690,000          442,801
New Zealand Government, Ser. 415                                       6.000%   04/15/2015   NZD   1,390,000          857,741
                                                                                                               --------------
                                                                                                                    4,246,571
                                                                                                               --------------

SUPRANATIONAL -- 0.1%
European Investment Bank                                               5.500%   12/07/2009   GBP     118,000          214,913
                                                                                                               --------------

SWEDEN -- 3.4%
Swedish Government Bond, Ser. 1044                                     3.500%   04/20/2006   SEK  36,000,000        4,822,493
Swedish Government Bond, Ser. 1037                                     8.000%   08/15/2007   SEK   6,100,000          914,399
                                                                                                               --------------
                                                                                                                    5,736,892
                                                                                                               --------------

UNITED KINGDOM -- 3.6%
U.K. Treasury Bond                                                     4.250%   06/07/2032   GBP     620,000        1,027,449
U.K. Treasury Bond                                                     4.750%   12/07/2038   GBP   2,800,000        5,059,946
                                                                                                               --------------
                                                                                                                    6,087,395
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 5.6%
U.S. Treasury Bond                                                     8.750%   05/15/2017         4,010,000   $    5,435,431
U.S. Treasury Strip (Principal)++                                      3.885%   05/15/2017         2,760,000        1,404,073
U.S. Treasury Strip (Principal)++                                      3.767%   02/15/2019         5,840,000        2,645,316
                                                                                                               --------------
                                                                                                                    9,484,820
                                                                                                               --------------
   Total (Cost - $66,668,332)                                                                                      70,718,272
                                                                                                               --------------

SHORT-TERM SECURITIES -- 7.2%

AGENCY OBLIGATION -- 6.0%

FNMA Discount Note++                                                   1.030%   07/14/2004        10,000,000        9,996,280
                                                                                                               --------------

U.S. GOVERNMENT OBLIGATIONS -- 1.2%
U.S. Treasury Bill++                                                   0.884%   07/08/2004           940,000          939,818
U.S. Treasury Bill++@                                                  0.931%   07/22/2004           200,000          199,870
U.S. Treasury Bill++@                                                  1.704%   12/23/2004           940,000          932,342
                                                                                                               --------------
                                                                                                                    2,072,030
                                                                                                               --------------
   Total (Cost - $12,068,316)                                                                                      12,068,310
                                                                                                               --------------
TOTAL INVESTMENTS - 104.0% (COST - $168,962,263)                                                                  174,964,091
LIABILITIES, NET OF OTHER ASSETS - (4.0%)                                                                          (6,740,270)
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $  168,223,821
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

DKK       Danish Krone
EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Fannie Mae
FRN       Floating Rate Note
GBP       Great British Pound
GNMA      Government National Mortgage Association
IO        Interest Only
MTN       Medium-Term Note
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona
TBA       To Be Announced - Security is subject to delayed delivery.

Vendee    Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

(a) Face amount shown in U.S. dollars unless otherwise indicated.
^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities were valued at $9,472,262, or 5.6% of net assets. The Board of Directors has deemed securities valued at $7,494,967, or 4.5% of net assets, to be liquid.
*   Perpetual bond. Maturity date shown is next call date.
~   Illiquid security.
#   Face amount shown represents amortized cost.
++  Interest rate shown represents yield to maturity at date of purchase.
@ Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

WORLDWIDE CORE PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY - CREDIT CARDS -- 2.1%
Chester Asset Receivables Dealings plc, Deal 5
 (Cayman Islands) (Cost - $1,024,383)                                  6.625%   03/17/2008   GBP     640,000   $    1,199,185
                                                                                                               --------------

CORPORATE OBLIGATIONS -- 18.6%

COMMUNICATIONS -- 3.3%

MEDIA - CABLE -- 0.1%
Comcast Corp.                                                          5.300%   01/15/2014            30,000           28,877
                                                                                                               --------------

TELECOMMUNICATIONS - WIRELINES -- 3.2%
Deutsche Telekom International Finance (Netherlands)                   9.250%   06/01/2032           310,000          408,508
Deutsche Telekom International Finance,
 Ser. EMTN (Netherlands)                                               7.500%   01/24/2033   EUR     180,000          261,701
France Telecom (France)                                                8.500%   03/01/2031           340,000          426,707
Sogerim (EMTN) (Luxembourg)                                            6.125%   04/20/2006   EUR     139,000          178,157
Telecom Italia Capital (Luxembourg)^                                   5.250%   11/15/2013           550,000          532,315
                                                                                                               --------------
                                                                                                                    1,807,388
                                                                                                               --------------
                                                                                                                    1,836,265
                                                                                                               --------------

CONGLOMERATE -- 0.2%
Hutchison Whampoa International Ltd. (Cayman Islands)^                 5.450%   11/24/2010           120,000          117,784
                                                                                                               --------------

CONSUMER CYCLICAL -- 1.4%

AUTOMOTIVE -- 1.2%
Daimler Chrysler NA Holdings (MTN)                                     3.400%   12/15/2004           500,000          501,366
Ford Motor Co.                                                         6.375%   02/01/2029           200,000          169,022
                                                                                                               --------------
                                                                                                                      670,388
                                                                                                               --------------

LODGING -- 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)                       6.500%   07/17/2009   EUR      80,000          106,411
                                                                                                               --------------
                                                                                                                      776,799
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.8%

BEVERAGE -- 0.5%
Miller Brewing Co.^                                                    5.500%   08/15/2013           270,000   $      270,942
                                                                                                               --------------

FOOD -- 0.3%
Cadbury Schweppes U.S. Finance LLC^                                    5.125%   10/01/2013           200,000          195,314
                                                                                                               --------------
                                                                                                                      466,256
                                                                                                               --------------

FINANCE -- 11.5%

BANKING -- 8.5%
Allied Irish Banks Ltd. (FRN) (Ireland)*                               7.500%   02/28/2011   EUR     100,000          141,054
Bank of Scotland (EMTN) (United Kingdom)                               5.500%   07/27/2009   EUR     110,000          142,573
Credit Suisse Group Capital Guernsey V Ltd. (FRN)
 (Channel Islands)*                                                    6.905%   11/07/2011   EUR     250,000          341,027
Household Finance Corp.                                                4.750%   05/15/2009           540,000          542,989
HSBC Capital Funding LP, Reg S (FRN) (Channel Islands)                 8.030%   06/30/2012   EUR      60,000           87,971
Intesabci Capital Trust (FRN)*                                         6.988%   07/12/2011   EUR      60,000           81,766
Nordbanken REGS (FRN) (Sweden)                                         6.000%   12/13/2010   EUR     220,000          279,184
Nordea Bank Finland plc (FRN) (Finland)                                5.750%   03/26/2014   EUR     210,000          273,060
Pearson Dollar Finance plc (United Kingdom)^~                          4.700%   06/01/2009           110,000          110,143
Rabobank Capital Funding II (FRN)^*                                    5.260%   12/31/2013           220,000          212,890
RBS Capital Trust A (FRN) (United Kingdom)*                            6.467%   06/30/2012   EUR     110,000          147,001
RBS Capital Trust I (FRN)*                                             4.709%   07/01/2013           150,000          138,296
San Paolo IMI (EMTN) (Italy)                                           6.375%   04/06/2010   EUR     510,000          688,020
Unicredito Italiano SpA (Italy) (FRN)                                  6.250%   06/14/2010   EUR     460,000          577,072
Wells Fargo & Co.                                                      1.619%   03/23/2007         1,000,000        1,000,128
                                                                                                               --------------
                                                                                                                    4,763,174
                                                                                                               --------------

BROKERAGE -- 0.3%
Goldman Sachs Capital I                                                6.345%   02/15/2034           130,000          122,080
Morgan Stanley                                                         4.750%   04/01/2014            80,000           73,810
                                                                                                               --------------
                                                                                                                      195,890
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES -- 2.4%
EADS Finance BV (EMTN) (Netherlands)                                   4.625%   03/03/2010   EUR     160,000   $      197,759
Ford Motor Credit Co.                                                  7.000%   10/01/2013            10,000           10,095
General Motors Acceptance Corp. (MTN)                                  5.250%   05/16/2005           200,000          204,478
General Motors Acceptance Corp. (MTN)                                  4.375%   12/10/2007           560,000          552,090
Linde Finance BV (Netherlands) (FRN)*                                  6.000%   07/03/2013   EUR      60,000           75,912
Mizuho Finance, Reg S (Cayman Islands)                                 4.750%   04/15/2014   EUR     100,000          122,078
Nisource Finance Corp.                                                 5.400%   07/15/2014           170,000          165,209
                                                                                                               --------------
                                                                                                                    1,327,621
                                                                                                               --------------

INSURANCE -- 0.3%
Munich Re Finance BV (Netherlands)                                     6.750%   06/21/2023   EUR     140,000          188,148
                                                                                                               --------------
                                                                                                                    6,474,833
                                                                                                               --------------

UTILITIES -- 1.4%

ELECTRIC -- 0.9%

Consolidated Edison Co. of New York                                    4.700%   06/15/2009            90,000           91,189
Dominion Resources Inc.                                                5.200%   01/15/2016            90,000           84,662
DTE Energy Co.                                                         6.375%   04/15/2033           130,000          121,742
Southern Power Co.                                                     4.875%   07/15/2015           210,000          194,870
                                                                                                               --------------
                                                                                                                      492,463
                                                                                                               --------------

OTHER UTILITIES -- 0.5%
United Utility Water plc (United Kingdom)                              4.875%   03/18/2009   EUR     230,000          289,925
                                                                                                               --------------
                                                                                                                      782,388
                                                                                                               --------------
   Total (Cost - $9,801,929)                                                                                       10,454,325
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (MBS) -- 29.1%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 12.2%

CMO FLOATER -- 6.0%

CMO FLOATER - FHLMC -- 0.4%
FHLMC, Ser. 1686, Class FA (FRN)                                       2.150%   02/15/2024            43,444   $       43,923
FHLMC, Ser. 2334, Class FA (FRN)                                       1.739%   07/15/2031           126,632          127,197
FHLMC, Ser. 2396, Class FM (FRN)                                       1.689%   12/15/2031            73,018           73,466
                                                                                                               --------------
                                                                                                                      244,586
                                                                                                               --------------

CMO FLOATER - FNMA -- 1.9%
FNMA, Ser. 1993-174, Class F (FRN)                                     2.063%   09/25/2008            19,962           20,043
FNMA, Ser. 1997-42, Class FD (FRN)                                     2.781%   07/18/2027            86,447           88,562
FNMA, Ser. 1998-22, Class FA (FRN)                                     1.664%   04/18/2028           121,116          121,550
FNMA, Ser. 1999-47, Class JF (FRN)                                     1.914%   11/18/2027           107,911          108,343
FNMA, Ser. 2001-46, Class F (FRN)                                      1.664%   09/18/2031           341,761          343,249
FNMA, Ser. 2001-61, Class FM (FRN)                                     1.514%   10/18/2016           136,567          137,018
FNMA, Ser. 2002-60, Class FH (FRN)                                     2.300%   08/25/2032           131,355          133,618
FNMA, Ser. 2002-66, Class FG (FRN)                                     2.300%   09/25/2032            94,621           97,552
                                                                                                               --------------
                                                                                                                    1,049,935
                                                                                                               --------------

CMO FLOATER - OTHER -- 3.7%
Bank of America Mortgage Securities, Ser. 2003-10,
 Class 1A6 (FRN)                                                       1.750%   01/25/2034           375,781          375,698
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)                    1.800%   04/25/2018           268,962          269,560
Credit Suisse First Boston Mortgage Securities Corp.,
 Ser. 2003-1, Class 2A4 (FRN)                                          1.900%   01/25/2033           117,396          117,835
Dutch Mortgage Backed Securities BV, Ser. 2000-1,
 Class A2 (FRN) (Netherlands)                                          5.875%   12/02/2076   EUR   1,000,000        1,295,732
                                                                                                               --------------
                                                                                                                    2,058,825
                                                                                                               --------------
                                                                                                                    3,353,346
                                                                                                               --------------

                                                                      COUPON                        FACE
                                                                       RATE      MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
PLANNED AMORTIZATION CLASS -- 5.3%
FHLMC, Ser. 2236, Class PB                                             7.500%   09/15/2025            91,977   $       92,914
FHLMC, Ser. 2389, Class EH                                             6.000%   05/15/2030           300,000          311,841
FHLMC, Ser. 2543, Class XC                                             4.500%   09/15/2012           592,509          596,212
FHLMC, Ser. 2543, Class XJ                                             4.500%   10/15/2012           690,000          698,948
FHLMC, Ser. 2562, Class PC                                             4.500%   02/15/2013           690,000          700,224
FNMA, Ser. 2002-82, Class XJ                                           4.500%   09/25/2012           568,963          578,006
                                                                                                               --------------
                                                                                                                    2,978,145
                                                                                                               --------------

Z BOND -- 0.9%
FHLMC, Ser. 2247, Class Z                                              7.500%   08/15/2030           186,950          192,636
FNMA, Ser. 1997-43, Class ZD                                           7.500%   06/17/2027           321,786          339,346
                                                                                                               --------------
                                                                                                                      531,982
                                                                                                               --------------
                                                                                                                    6,863,473
                                                                                                               --------------

MORTGAGE DERIVATIVES -- 1.0%

INTEREST ONLY (IO) -- 0.9%

IO - PAC -- 0.1%
FNMA, Ser. 2003-92, Class IH#++                                        8.916%   06/25/2023            81,172           68,381
                                                                                                               --------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 0.2%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++                 11.892%   02/15/2027            88,764           76,011
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN)#++                10.265%   01/15/2030            25,796           29,519
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++                  5.867%   02/15/2031            44,366           43,608
                                                                                                               --------------
                                                                                                                      149,138
                                                                                                               --------------

IO - OTHER -- 0.2%
FHLMC Strip, Ser. 223, Class IO#++                                     4.885%   12/01/2032            43,564           55,779
FNMA, Ser. 2003-59, Class IL#++                                        8.526%   12/25/2031            61,334           60,077
                                                                                                               --------------
                                                                                                                      115,856
                                                                                                               --------------

                                                                      COUPON                        FACE
                                                                       RATE      MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVERSE IO -- 0.4%
FHLMC, Ser. 2594, Class SE, (FRN)#++                                  22.492%    10/15/2030           63,891   $       49,925
FHLMC, Ser. 2617, Class GS, (FRN)#++                             29.122%-29.657% 11/15/2030           96,046           83,409
GNMA, Ser. 2003-63, Class US, (FRN)#++                                35.656%    07/20/2030          110,695           86,046
                                                                                                               --------------
                                                                                                                      219,380
                                                                                                               --------------
                                                                                                                      552,755
                                                                                                               --------------

PRINCIPAL ONLY - OTHER -- 0.1%
FHLMC, Ser. 2736, Class BO#++                                         12.144%    01/15/2034           70,076           51,625
                                                                                                               --------------
                                                                                                                      604,380
                                                                                                               --------------

MORTGAGE PASS-THROUGH SECURITIES (MPTS) -- 15.9%

MPTS - FHLMC - POOLS -- 2.0%
FHLMC Gold Pool #A11796                                                5.500%    08/01/2033          554,340          553,620
FHLMC Gold Pool #A12446                                                6.500%    08/01/2033           84,863           88,517
FHLMC Gold Pool #A13465                                                6.500%    09/01/2033           54,197           56,531
FHLMC Gold Pool #A14279                                                6.000%    10/01/2033          183,820          187,979
FHLMC Gold Pool #A14986                                                6.500%    11/01/2033           69,349           72,336
FHLMC Gold Pool #C66588                                                7.000%    04/01/2032          179,180          189,119
                                                                                                               --------------
                                                                                                                    1,148,102
                                                                                                               --------------

MPTS - FNMA -- 10.8%

FNMA - POOLS -- 3.8%
FNMA Pool #251985                                                      6.500%    10/01/2028           37,755           39,417
FNMA Pool #252439                                                      6.500%    05/01/2029           61,602           64,281
FNMA Pool #404129                                                      6.500%    12/01/2027           78,681           82,248
FNMA Pool #567016                                                      8.000%    11/01/2030          413,851          449,982
FNMA Pool #597424                                                      7.500%    09/01/2031          161,905          173,522
FNMA Pool #646091                                                      7.000%    06/01/2032          184,349          194,564
FNMA Pool #720696                                                      4.500%    06/01/2033           94,579           88,582
FNMA Pool #737263                                                      6.000%    09/01/2033           69,526           71,062
FNMA Pool #737345                                                      6.000%    09/01/2033          867,726          886,892
FNMA Pool #747529                                                      4.500%    10/01/2033           97,435           91,256
                                                                                                               --------------
                                                                                                                    2,141,806
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
FNMA - TBA -- 7.0%
FNMA TBA                                                               4.500%   07/01/2019         1,000,000   $      976,875
FNMA TBA                                                               5.000%   07/01/2034         1,000,000          965,625
FNMA TBA                                                               5.500%   07/01/2034         2,000,000        1,990,000
                                                                                                               --------------
                                                                                                                    3,932,500
                                                                                                               --------------
                                                                                                                    6,074,306
                                                                                                               --------------

MPTS - GNMA - POOLS -- 3.1%
GNMA Pool #498277                                                      7.500%   06/15/2031           223,451          240,829
GNMA Pool #536371                                                      8.000%   11/15/2030            96,676          105,984
GNMA Pool #550976                                                      7.000%   10/15/2031           635,436          675,442
GNMA Pool #564121                                                      7.500%   07/15/2031           126,910          136,780
GNMA Pool #564375                                                      7.000%   09/15/2031           453,447          481,995
GNMA Pool #616094                                                      6.000%   11/15/2033            86,728           89,025
                                                                                                               --------------
                                                                                                                    1,730,055
                                                                                                               --------------
                                                                                                                    8,952,463
                                                                                                               --------------
   Total (Cost - $16,038,141)                                                                                      16,420,316
                                                                                                               --------------

SOVEREIGN OBLIGATIONS -- 45.3%

BELGIUM -- 5.3%
Kingdom of Belgium, Ser. 31                                            5.500%   03/28/2028   EUR     740,000          971,628
Kingdom of Belgium, Ser. 23                                            8.000%   03/28/2015   EUR   1,280,000        2,036,446
                                                                                                               --------------
                                                                                                                    3,008,074
                                                                                                               --------------

FRANCE -- 7.1%
France O.A.T.                                                          5.750%   10/25/2032   EUR     570,000          777,588
France O.A.T. Index-Linked Bond                                        4.000%   04/25/2009   EUR   2,610,000        3,235,187
                                                                                                               --------------
                                                                                                                    4,012,775
                                                                                                               --------------

ICELAND -- 1.0%
Housing Finance Fund, Ser. 01/2                                        4.750%   03/15/2041   ISK  16,234,241          322,546
Housing Finance Fund, Ser. 98/1                                        4.750%   12/15/2022   ICK   9,627,728          240,649
                                                                                                               --------------
                                                                                                                      563,195
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
JAPAN -- 13.2%
Japanese Government Bond, Ser. 174                                     4.600%   09/20/2004   JPY 436,000,000   $    4,033,740
Japanese Government Bond, Ser. 234                                     1.400%   09/20/2011   JPY 220,000,000        2,021,199
Japanese Government Bond, Ser. 35                                      0.600%   03/20/2009   JPY 153,000,000        1,391,399
                                                                                                               --------------
                                                                                                                    7,446,338
                                                                                                               --------------

MULTI-NATIONAL -- 0.5%
International Bank for Reconstruction &
 Development (EMTN)                                                    7.125%   07/30/2007   GBP     160,000          303,592
                                                                                                               --------------

NETHERLANDS -- 4.7%
Netherlands Government                                                 3.750%   07/15/2009   EUR   1,860,000        2,275,361
Netherlands Government                                                 7.500%   01/15/2023   EUR     210,000          340,813
                                                                                                               --------------
                                                                                                                    2,616,174
                                                                                                               --------------

NEW ZEALAND -- 2.9%
New Zealand Government Index-Linked Bond, Ser. 216                     4.500%   02/15/2016   NZD   1,090,000          859,296
New Zealand Government, Ser. 1111                                      6.000%   11/15/2011   NZD     490,000          305,439
New Zealand Government, Ser. 413                                       6.500%   04/15/2013   NZD     240,000          154,018
New Zealand Government, Ser. 415                                       6.000%   04/15/2015   NZD     490,000          302,369
                                                                                                               --------------
                                                                                                                    1,621,122
                                                                                                               --------------

SUPRANATIONAL -- 0.1%
European Investment Bank                                               5.500%   12/07/2009   GBP      24,000           43,711
                                                                                                               --------------

UNITED KINGDOM -- 3.5%
U.K. Treasury Bond                                                     4.250%   06/07/2032   GBP     170,000          281,720
U.K. Treasury Bond                                                     4.750%   12/07/2038   GBP     940,000        1,698,696
                                                                                                               --------------
                                                                                                                    1,980,416
                                                                                                               --------------

UNITED STATES -- 7.0%
U.S. Treasury Bond                                                     8.750%   05/15/2017         1,320,000        1,789,219
U.S. Treasury Note                                                     6.250%   05/15/2030           910,000        1,018,880
U.S. Treasury Strip (Principal)++                                      3.885%   05/15/2017           930,000          473,111

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
UNITED STATES
U.S. Treasury Strip (Principal)++                                      3.767%   02/15/2019         1,390,000   $      629,621
                                                                                                               --------------
                                                                                                                    3,910,831
                                                                                                               --------------
   Total (Cost - $24,501,618)                                                                                      25,506,228
                                                                                                               --------------

SHORT-TERM SECURITIES -- 7.8%

UNITED STATES -- 7.8%

MONEY MARKET INSTRUMENT -- 3.6%
Den Danske Bank Time Deposit                                           1.500%   07/01/2004         2,000,000        2,000,000
                                                                                                               --------------

U.S. GOVERNMENT OBLIGATIONS -- 4.2%
U.S. Treasury Bill++                                                   0.884%   07/08/2004         1,100,000        1,099,787
U.S. Treasury Bill++@                                                  0.931%   07/22/2004           200,000          199,870
U.S. Treasury Bill++@                                                  1.704%   12/23/2004         1,100,000        1,091,038
                                                                                                               --------------
                                                                                                                    2,390,695
                                                                                                               --------------
   Total (Cost - $4,390,695)                                                                                        4,390,695
                                                                                                               --------------
TOTAL INVESTMENTS - 102.9% (COST - $55,756,766)                                                                    57,970,749
LIABILITIES, NET OF OTHER ASSETS - (2.9%)                                                                          (1,645,564)
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   56,325,185
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Fannie Mae
FRN       Floating Rate Note
GBP       Great British Pound
GNMA      Government National Mortgage Association
IO        Interest Only
MTN       Medium-Term Note
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
TBA       To Be Announced - Security is subject to delayed delivery.

Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

(a) Face amount shown in U.S. dollars unless otherwise indicated.
^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities were valued at $1,439,388, or 2.56% of net assets. Of these, the Board of Directors has deemed securities valued at $1,329,245, or 2.36% of net assets, to be liquid.
*   Perpetual bond. Maturity date shown is next call date.
~   Illiquid security.
#   Face amount shown represents amortized cost.
++  Interest rate shown represents yield to maturity at date of purchase.
@ Security is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 15.2%

CREDIT CARDS -- 7.1%
Chase Credit Card Master Trust, Ser. 1998-4, Class A                   5.000%   08/15/2008   EUR     656,775   $      834,696
Chester Asset Receivables Dealings plc,
 Deal 11, Ser. A (United Kingdom)                                      6.125%   10/15/2010   EUR     770,000        1,037,819
Chester Asset Receivables Dealings plc,
 Deal 5 (Cayman Islands)                                               6.625%   03/17/2008   GBP     130,000          243,584
Citibank Credit Card Issuance Trust                                    5.375%   04/11/2011   EUR     650,000          845,785
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A              5.600%   07/17/2014   EUR   1,100,000        1,462,778
MBNA Credit Card Master Note Trust, Ser. 2004-A1                       4.500%   01/17/2014   EUR   1,000,000        1,207,934
                                                                                                               --------------
                                                                                                                    5,632,596
                                                                                                               --------------

HOME EQUITY LOANS - FLOATING RATE -- 5.1%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)                     1.650%   11/20/2031           553,821          555,035
Amortizing Residential Collateral Trust, Ser. 2002-BC1,
 Class A (FRN)                                                         1.640%   01/25/2032           610,780          611,479
Centex Home Equity, Ser. 2003-C, Class AV (FRN)                        1.600%   09/25/2033           894,297          895,065
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2002-2, Class 2A1 (FRN)                                          1.550%   05/25/2032           477,553          477,860
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)                 1.560%   09/25/2031           504,895          505,545
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN)            1.600%   04/25/2033           726,392          726,925
Superannuation Members Home Loans Global, Ser. 1A,
 Class A2 (FRN)^                                                       1.775%   06/15/2026           292,311          292,537
                                                                                                               --------------
                                                                                                                    4,064,446
                                                                                                               --------------

OTHER ABS -- 2.2%
Delphinus BV, Series 2003-1, Class A2,
 Reg S (FRN) (Netherlands)                                             4.122%   04/25/2093   EUR   1,000,000        1,223,053
Life Funding Co., Ser. 2001-1A,
 Class A1 (FRN) (Cayman Islands)^                                      0.438%   10/14/2008   JPY  59,936,800          543,092
                                                                                                               --------------
                                                                                                                    1,766,145
                                                                                                               --------------

STUDENT LOANS -- 0.8%
SLM Student Loan Trust, Ser. 2003-7                                    3.800%   06/17/2010   EUR     500,000          599,263
                                                                                                               --------------
   Total (Cost - $11,431,610)                                                                                      12,062,450
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 14.3%

TELECOMMUNICATIONS - WIRELINES -- 1.7%
Deutsche Telekom International Finance BV (Netherlands)                8.125%   05/29/2012   EUR     450,000   $      665,438
France Telecom (EMTN) (France)                                         7.250%   01/28/2013   EUR     330,000          463,755
France Telecom (France)                                                8.500%   03/01/2031           180,000          225,904
                                                                                                               --------------
                                                                                                                    1,355,097
                                                                                                               --------------

CONSUMER CYCLICAL -- 0.4%

AUTOMOTIVE -- 0.2%
General Motors                                                         8.375%   07/05/2033   EUR     110,000          147,469
                                                                                                               --------------

LODGING -- 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)                       6.500%   07/17/2009   EUR     110,000          146,315
                                                                                                               --------------
                                                                                                                      293,784
                                                                                                               --------------

CONSUMER NON-CYCLICAL -- 0.2%

TOBACCO -- 0.2%

Imperial Tobacco Finance (EMTN) (United Kingdom)                       6.250%   06/06/2007   EUR     140,000          182,097
                                                                                                               --------------

INTEGRATED ENERGY -- 0.2%
Petronas Capital Ltd., Reg S (Malaysia)                                6.375%   05/22/2009   EUR     100,000          132,311
                                                                                                               --------------

FINANCE -- 9.0%

BANKING -- 4.8%
Bank of Scotland (EMTN) (United Kingdom)                               5.500%   07/27/2009   EUR     360,000          466,602
Bank of Scotland (EMTN) (United Kingdom)                               5.500%   10/29/2012   EUR     700,000          907,650
Bank of Scotland (United Kingdom)                                      6.770%   03/31/2049   EUR   1,000,000        1,252,882
Credit Suisse Group Capital Guernsey V Ltd. (FRN)
 (Channel Islands)                                                     6.905%   11/07/2011   EUR     230,000          313,745
HSBC Capital Funding LP, Reg S (FRN) (Channel Islands)                 8.030%   06/30/2012   EUR      70,000          102,633
RBS Capital Trust A (FRN) (United Kingdom)                             6.467%   06/30/2012   EUR     180,000          240,546
Skandinaviska Enskilda (Sweden)                                        4.125%   05/28/2015   EUR     170,000          204,241

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
BANKING (CONTINUED)
Unicredito Italiano SpA (Italy) (FRN)                                  6.250%   06/14/2010   EUR     240,000   $      301,081
                                                                                                               --------------
                                                                                                                    3,789,380
                                                                                                               --------------

FINANCE COMPANIES -- 1.3%
BES Finance Ltd (Cayman Islands) (FRN)                                 5.580%   07/02/2014   EUR     240,000          294,971
EADS Finance BV (EMTN) (Netherlands)                                   4.625%   03/03/2010   EUR     170,000          210,119
Ford Motor Credit Co. (EMTN)                                           6.750%   01/14/2008   EUR     280,000          364,549
Linde Finance BV (Netherlands) (FRN)                                   6.000%   07/03/2013   EUR     120,000          151,823
                                                                                                               --------------
                                                                                                                    1,021,462
                                                                                                               --------------

INSURANCE -- 0.6%
Munich Re Finance BV (Netherlands)                                     6.750%   06/21/2023   EUR     190,000          255,343
Zurich Finance (USA) Inc. (FRN)                                        5.750%   10/02/2023   EUR     200,000          252,033
                                                                                                               --------------
                                                                                                                      507,376
                                                                                                               --------------

OTHER FINANCE -- 2.3%
Permanent Financing plc (United Kingdom)                               5.100%   06/11/2007   EUR     950,000        1,209,563
Saecure BV (FRN) (Netherlands)                                         5.710%   11/25/2007   EUR     500,000          649,588
                                                                                                               --------------
                                                                                                                    1,859,151
                                                                                                               --------------
                                                                                                                    7,177,369
                                                                                                               --------------

UTILITIES -- 2.8%

ELECTRIC -- 1.7%
E.ON International Finance BV (MTN) (Netherlands)                      5.750%   05/29/2009   EUR     650,000          854,534
RWE Finance BV (EMTN) (Netherlands)                                    5.500%   10/26/2007   EUR     400,000          517,028
                                                                                                               --------------
                                                                                                                    1,371,562
                                                                                                               --------------

OTHER UTILITIES -- 1.1%
United Utility Water plc (United Kingdom)                              4.875%   03/18/2009   EUR     680,000          857,170
                                                                                                               --------------
                                                                                                                    2,228,732
                                                                                                               --------------
   Total (Cost - $9,956,824)                                                                                       11,369,390
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - FLOATER -- 2.3%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)                    4.300%   05/19/2055   EUR   1,000,000   $    1,211,297
Dutch Mortgage Backed Securities BV, Ser. 2000-1,
 Class A2 (FRN) (Netherlands)                                          5.875%   12/02/2076   EUR     500,000          647,866
                                                                                                               --------------
   Total (Cost - $1,616,522)                                                                                        1,859,163
                                                                                                               --------------

SOVEREIGN OBLIGATIONS -- 59.2%

BELGIUM -- 4.8%
Kingdom of Belgium, Ser. 23                                            8.000%   03/28/2015   EUR   2,400,000        3,815,570
                                                                                                               --------------

FINLAND -- 4.3%
Government of Finland                                                  5.375%   07/04/2013   EUR     850,000        1,118,759
Government of Finland                                                  4.250%   07/04/2015   EUR   1,900,000        2,277,446
                                                                                                               --------------
                                                                                                                    3,396,205
                                                                                                               --------------

FRANCE -- 6.4%
French Treasury Note                                                   4.500%   07/12/2006   EUR   3,020,000        3,802,453
France O.A.T.                                                          5.750%   10/25/2032   EUR     980,000        1,336,906
                                                                                                               --------------
                                                                                                                    5,139,359
                                                                                                               --------------

ITALY -- 0.7%
Buoni Poliennali del Tesoro                                            5.750%   02/01/2033   EUR     400,000          536,156
                                                                                                               --------------

JAPAN -- 20.0%
Japan Finance Corp. for Muni Enterprises                               1.550%   02/21/2012   JPY 250,000,000        2,287,170
Japanese Government Bond, Ser. 174                                     4.600%   09/20/2004   JPY 184,000,000        1,702,312
Japanese Government Bond, Ser. 242                                     1.200%   09/20/2012   JPY 542,000,000        4,837,592
Japanese Government Bond, Ser. 31                                      6.000%   09/20/2008   JPY 367,000,000        3,354,548
Japanese Government Bond, Ser. 35                                      0.600%   03/20/2009   JPY 415,000,000        3,774,056
                                                                                                               --------------
                                                                                                                   15,955,678
                                                                                                               --------------

NETHERLANDS -- 2.4%
Netherlands Government                                                 7.500%   01/15/2023   EUR   1,190,000        1,931,273
                                                                                                               --------------

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND -- 12.6%
New Zealand Government, Ser. 1106                                      8.000%   11/15/2006   NZD   5,300,000   $    3,509,715
New Zealand Government, Ser. 709                                       7.000%   07/15/2009   NZD   9,900,000        6,494,818
                                                                                                               --------------
                                                                                                                   10,004,533
                                                                                                               --------------

SPAIN -- 2.0%
Kingdom of Spain                                                       4.625%   07/22/2004   JPY 175,000,000        1,607,249
                                                                                                               --------------

SWEDEN -- 0.8%
Swedish Government Bond, Ser. 1043                                     5.000%   01/28/2009   SEK   4,810,000          664,452
                                                                                                               --------------

UNITED KINGDOM -- 5.2%
U.K. Treasury Bond                                                     4.250%   06/07/2032   GBP   1,060,000        1,756,607
U.K. Treasury Bond                                                     4.750%   12/07/2038   GBP   1,320,000        2,385,403
                                                                                                               --------------
                                                                                                                    4,142,010
                                                                                                               --------------
   Total (Cost - $47,079,307)                                                                                      47,192,485
                                                                                                               --------------

SHORT-TERM SECURITIES -- 7.0%

MONEY MARKET INSTRUMENT -- 5.0%
Den Danske Bank Time Deposit                                           1.500%   07/01/2004         4,000,000        4,000,000
                                                                                                               --------------

U.S. GOVERNMENT OBLIGATIONS -- 2.0%
U.S. Treasury Bill++                                                   0.884%   07/08/2004           800,000          799,845
U.S. Treasury Bill++@                                                  1.704%   12/23/2004           800,000          793,482
                                                                                                               --------------
                                                                                                                    1,593,327
                                                                                                               --------------
   Total (Cost - $5,593,312)                                                                                        5,593,327
                                                                                                               --------------

TOTAL INVESTMENTS - 98.0% (COST - $75,677,575)                                                                     78,076,815
OTHER ASSETS, NET OF LIABILITIES - 2.0%                                                                             1,626,340
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   79,703,155
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FRN       Floating Rate Note
GBP       Great British Pound
JPY       Japanese Yen
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona

(a) Face amount shown in U.S. dollars unless otherwise indicated.
^ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities were valued at $835,629, or 1.05% of net assets. The Board of Directors has deemed all of these securities to be liquid.
++  Interest rate shown represents yield to maturity at date of purchase.
@ Security is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                      COUPON                          FACE
                                                                       RATE       MATURITY         AMOUNT (a)        VALUE
-----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN OBLIGATIONS -- 86.9%

ARGENTINA -- 4.9%
Republic of Argentina, Ser. 2008*                                      7.000%    12/19/2008        1,000,000   $      270,000
Republic of Argentina, Ser. 2018*                                     12.250%    06/19/2018        1,857,188          496,798
                                                                                                               --------------
                                                                                                                      766,798
                                                                                                               --------------

BRAZIL -- 8.3%
Federal Republic of Brazil                                             9.375%    04/07/2008          250,000          249,375
Federal Republic of Brazil                                            12.750%    01/15/2020          500,000          530,000
Federal Republic of Brazil - C Bond                                    8.000%    04/15/2014          586,385          537,275
                                                                                                               --------------
                                                                                                                    1,316,650
                                                                                                               --------------

BULGARIA -- 3.3%
Republic of Bulgaria, Reg S                                            8.250%    01/15/2015          250,000          290,937
Republic of Bulgaria, Ser. IAB (FRN)                                   2.000%    07/28/2011          235,000          234,119
                                                                                                               --------------
                                                                                                                      525,056
                                                                                                               --------------

CHILE -- 3.2%
Republic of Chile                                                      5.500%    01/15/2013          500,000          501,813
                                                                                                               --------------

COLOMBIA -- 4.3%
Republic of Colombia                                                  10.375%    01/28/2033          250,000          241,875
Republic of Columbia                                                   9.750%    04/09/2011          396,108          437,699
                                                                                                               --------------
                                                                                                                      679,574
                                                                                                               --------------

EGYPT -- 1.9%
Arab Republic of Egypt, Ser. Reg S                                     8.750%    07/11/2011          250,000          293,425
                                                                                                               --------------

EL SALVADOR -- 3.2%
Republic of El Salvador, Reg S                                         8.500%    07/25/2011          250,000          270,000
Republic of El Salvador, Reg S                                         8.250%    04/10/2032          250,000          231,875
                                                                                                               --------------
                                                                                                                      501,875
                                                                                                               --------------

                                                                      COUPON                          FACE
                                                                       RATE       MATURITY         AMOUNT (a)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
IVORY COAST -- 0.1%
Ivory Coast - PDI (FRN)*                                               2.000%    03/29/2018          142,500   $       22,800
                                                                                                               --------------

LEBANON -- 1.7%
Lebanese Republic, Reg S                                              10.125%    08/06/2008          250,000          273,750
                                                                                                               --------------

MALAYSIA -- 1.9%
Malaysia Global Government Bond                                        8.750%    06/01/2009          250,000          294,698
                                                                                                               --------------

MEXICO -- 10.5%
United Mexican States, (MTN)                                           9.875%    01/15/2007          500,000          570,500
United Mexican States, (MTN)                                           8.300%    08/15/2031          750,000          784,875
United Mexican States, Ser. XW                                        10.375%    02/17/2009          250,000          301,750
                                                                                                               --------------
                                                                                                                    1,657,125
                                                                                                               --------------

NIGERIA -- 0.0%
Central Bank of Nigeria Warrants                                       0.000%    11/15/2020            6,500                0
                                                                                                               --------------

PANAMA -- 3.3%
Republic of Panama                                                     9.625%    02/08/2011          250,000          276,250
Republic of Panama                                                     8.875%    09/30/2027          250,000          242,500
                                                                                                               --------------
                                                                                                                      518,750
                                                                                                               --------------

PERU -- 1.3%
Republic of Peru (FRN)                                                 4.500%    03/07/2017          250,000          202,500
                                                                                                               --------------

(THE) PHILIPPINES -- 6.5%
Republic of Philippines                                                9.875%    03/16/2010          250,000          269,950
Republic of Philippines                                                9.000%    02/15/2013          500,000          493,750
Republic of Philippines                                               10.625%    03/16/2025          250,000          258,750
                                                                                                               --------------
                                                                                                                    1,022,450
                                                                                                               --------------

RUSSIA -- 11.4%
Russian Federation Bond, Reg S                                        10.000%    06/26/2007         500,000          561,166
Russian Federation Bond, Reg S                                        11.000%    07/24/2018         250,000          315,000

                                                                      COUPON                          FACE
                                                                       RATE       MATURITY         AMOUNT (a)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
RUSSIA (CONTINUED)
Russian Federation Bond, Reg S                                         5.000%    03/31/2030        1,000,000   $      913,750
                                                                                                               --------------
                                                                                                                    1,789,916
                                                                                                               --------------

SOUTH AFRICA -- 3.7%
Republic of South Africa                                               9.125%    05/19/2009          250,000          290,313
Republic of South Africa                                               8.500%    06/23/2017          250,000          286,250
                                                                                                               --------------
                                                                                                                      576,563
                                                                                                               --------------

TUNISIA -- 1.7%
Banque Centrale de Tunisie                                             7.375%    04/25/2012          250,000          271,250
                                                                                                               --------------

TURKEY -- 8.6%
Republic of Turkey                                                    11.375%    11/27/2006          250,000          275,000
Republic of Turkey                                                    12.375%    06/15/2009          250,000          285,625
Republic of Turkey                                                     9.000%    06/30/2011          500,000          501,250
Republic of Turkey                                                    11.875%    01/15/2030          250,000          295,625
                                                                                                               --------------
                                                                                                                    1,357,500
                                                                                                               --------------

UKRAINE -- 3.0%
Ukraine Government Bond, Reg S                                         7.650%    06/11/2013          500,000          476,250
                                                                                                               --------------

VENEZUELA -- 4.1%
Republic of Venezuela                                                  9.250%    09/15/2027          250,000          211,250
Republic of Venezuela, Ser. A                                          6.750%    03/31/2020          500,000          442,500
                                                                                                               --------------
                                                                                                                      653,750
                                                                                                               --------------
   Total (Cost - $14,095,049)                                                                                      13,702,493
                                                                                                               --------------

SHORT-TERM SECURITIES -- 12.7%

MONEY MARKET INSTRUMENTS -- 6.4%
Den Danske Bank Time Deposit                                           1.500%    07/01/2004          500,000          500,000
Societe Generale Time Deposit                                          1.438%    07/01/2004          500,000          500,000
                                                                                                               --------------
                                                                                                                    1,000,000
                                                                                                               --------------

                                                                       COUPON                         FACE
                                                                        RATE      MATURITY         AMOUNT (a)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION -- 6.3%
U.S. Treasury Bill++                                                   1.179%    08/19/2004        1,000,000   $      998,387
                                                                                                               --------------
   Total (Cost - $1,998,442)                                                                                        1,998,387
                                                                                                               --------------
TOTAL INVESTMENTS - 99.6% (COST - $16,093,491)                                                                     15,700,880
OTHER ASSETS, NET OF LIABILITIES - 0.4%                                                                                57,212
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   15,758,092
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

FRN       Floating Rate Note
MTN       Medium-Term Note
PDI       Past Due Interest

(a) Face amount shown in U.S. dollars unless otherwise indicated.
*   Security is currently in default.
++  Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

U.S. INFLATION-INDEXED PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                      COUPON                         FACE
                                                                       RATE       MATURITY          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION-INDEXED NOTE -- 86.9%
U.S. Treasury Inflation-Indexed Note (Cost - $63,001,307)              2.000%    01/15/2014       63,512,143   $   63,184,659
                                                                                                               --------------
TOTAL INVESTMENTS - 86.9% (COST - $63,001,307)                                                                     63,184,659
OTHER ASSETS, NET OF LIABILITIES - 13.1%                                                                            9,531,160
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   72,715,819
                                                                                                               ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED)

                                                                       COUPON                       FACE
                                                                        RATE     MATURITY        AMOUNT (a)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN OBLIGATIONS -- 86.9%

AUSTRALIA -- 0.9%
Australian Index-Linked Bond                                           4.000%   08/20/2020   AUD     220,000   $      201,131
                                                                                                               --------------

FRANCE -- 11.5%
France O.A.T. Index-Linked Bond                                        2.250%   07/25/2020   EUR     437,856          530,294
France O.A.T. Index-Linked Bond                                        3.150%   07/25/2032   EUR   1,367,016        1,925,180
                                                                                                               --------------
                                                                                                                    2,455,474
                                                                                                               --------------

NEW ZEALAND -- 4.8%
New Zealand Government, Ser. 216                                       4.500%   02/15/2016   NZD   1,300,000        1,024,848
                                                                                                               --------------

SWEDEN -- 16.6%
Swedish Government Index-Linked Bond, Ser. 3101                        4.000%   12/01/2008   SEK  18,489,875        2,656,110
Swedish Government Index-Linked Bond, Ser. 3102                        4.000%   12/01/2020   SEK   5,654,117          891,825
                                                                                                               --------------
                                                                                                                    3,547,935
                                                                                                               --------------

UNITED KINGDOM -- 21.6%
U.K. Index-Linked Treasury Stock                                       2.500%   05/20/2009   GBP     736,000        3,168,797
U.K. Index-Linked Treasury Stock                                       2.000%   01/26/2035   GBP     720,000        1,459,534
                                                                                                               --------------
                                                                                                                    4,628,331
                                                                                                               --------------

UNITED STATES -- 31.5%
U.S. Treasury Inflation-Indexed Note                                   2.000%   01/15/2014         6,784,297        6,749,315
                                                                                                               --------------
   Total (Cost - $18,331,250)                                                                                      18,607,034
                                                                                                               --------------
TOTAL INVESTMENTS - 86.9% (COST - $18,331,250)                                                                     18,607,034
OTHER ASSETS, NET OF LIABILITIES - 13.1%                                                                            2,803,666
                                                                                                               --------------
NET ASSETS - 100.0%                                                                                            $   21,410,700
                                                                                                               ==============

SUMMARY OF ABBREVIATIONS

AUD       Australian Dollar
Euro      European Monetary Unit
GBP       Great British Pound
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona

(a) Face amount shown in U.S. dollars unless otherwise indicated.

   COUNTRY COMPOSITION OF THE PORTFOLIO (AS A PERCENTAGE OF TOTAL INVESTMENTS)
         VERSUS THE BARCLAY'S GLOBAL INFLATION-LINKED BOND INDEX HEDGED

    COUNTRY                              PORTFOLIO                   BENCHMARK
    -------                              ---------                   ---------
    United States                          36.27%                      40.87%
    United Kingdom                         24.87%                      29.10%
    France                                 13.20%                      15.32%
    Sweden                                 19.07%                       4.82%
    New Zealand                             5.51%                       0.00%
    Canada                                  0.00%                       3.73%
    Australia                               1.08%                       1.18%
    Italy                                   0.00%                       4.98%
                                          ------                      ------
                                          100.00%                     100.00%

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                  U.S. SHORT-TERM   LIMITED DURATION    MORTGAGE-BACKED
                                                                     PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (a)                          $    122,070,144   $     94,155,653   $    155,262,580
Cash                                                                      221,342              5,721          3,573,448
Cash on deposit at broker                                                       -                  -          1,981,250
Receivable for securities sold                                                  -          2,103,571          9,617,760
Interest receivable                                                       453,493            539,989            694,482
Variation margin receivable                                                     -             82,000                  -
Other receivables                                                               -                  -                280
                                                                 ----------------   ----------------   ----------------
 Total assets                                                         122,744,979         96,886,934        171,129,800
                                                                 ----------------   ----------------   ----------------

LIABILITIES
Payable for securities purchased                                        3,057,644          1,522,050         60,097,930
Securities sold short, at value (b)                                             -                  -          1,973,124
Variation margin payable                                                        -                  -            117,037
Distribution payable                                                            -             13,753                  -
Unrealized depreciation on swap contract                                        -                  -             84,830
Accrued expenses and other liabilities                                     32,654             32,727             38,181
                                                                 ----------------   ----------------   ----------------
 Total liabilities                                                      3,090,298          1,568,530         62,311,102
                                                                 ----------------   ----------------   ----------------

NET ASSETS                                                       $    119,654,681   $     95,318,404   $    108,818,698
                                                                 ================   ================   ================

SHARES OUTSTANDING (PAR VALUE $0.001)                                  12,752,398          9,726,412         10,918,905
                                                                 ================   ================   ================

NET ASSET VALUE PER SHARE                                        $           9.38   $           9.80   $           9.97
                                                                 ================   ================   ================

COMPONENTS OF NET ASSETS AS OF JUNE 30, 2004 WERE AS FOLLOWS:
Paid-in capital                                                  $    136,800,243   $     97,158,437   $    119,946,695
Distributions in excess of net investment income                         (225,634)          (299,180)        (1,269,587)
Accumulated net realized loss on investments, short sales,
 financial futures and swap contracts contracts                       (16,453,231)          (523,895)        (9,762,460)
Net unrealized depreciation on investments, short sales,
 financial futures and swap contracts                                    (466,697)        (1,016,958)           (95,950)
                                                                 ----------------   ----------------   ----------------
                                                                 $    119,654,681   $     95,318,404   $    108,818,698
                                                                 ================   ================   ================

(a) Cost of investments                                          $    122,536,841   $     95,178,063   $    155,177,311
                                                                 ----------------   ----------------   ----------------
(b) Proceeds from securities sold short                          $              -   $              -   $      1,981,250
                                                                 ----------------   ----------------   ----------------

See Notes to Financial Statements.

                                                        WORLDWIDE       WORLDWIDE CORE      INTERNATIONAL    EMERGING MARKETS
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (a)              $   174,964,091    $    57,970,749    $    78,076,815    $    15,700,880
Cash                                                       2,738,314          1,526,787          1,000,669            281,004
Cash on deposit at broker                                  2,113,678          1,875,750            878,446                  -
Foreign cash (b)                                           1,840,230          1,518,017          1,843,324                  -
Receivable for securities sold                             7,818,594          2,070,312          4,320,643                  -
Receivable for fund shares sold                                    -                  -             28,832                  -
Receivable from Investment Adviser (Note 3)                   24,312                  -                  -                  -
Interest receivable                                        1,601,816            557,112          1,199,645            299,052
Unrealized appreciation of forward foreign
 exchange contracts (Note 5)                               1,098,242            544,972            802,907                  -
Other receivables                                             19,703              7,094                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
 Total assets                                            192,218,980         66,070,793         88,151,281         16,280,936
                                                     ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payable for securities purchased                          21,099,424          7,672,580          5,626,146            493,660
Payable for fund shares redeemed                                   -             60,483          1,023,441                  -
Variation margin payable                                   1,251,317          1,356,092          1,201,040                  -
Unrealized depreciation of forward foreign
 exchange contracts (Note 5)                                 825,262            505,093            463,835                  -
Distribution payable                                         772,049            119,985             92,274                  -
Accrued expenses and other liabilities                        47,107             31,375             41,390             29,184
                                                     ---------------    ---------------    ---------------    ---------------
 Total liabilities                                        23,995,159          9,745,608          8,448,126            522,844
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS                                           $   168,223,821    $    56,325,185    $    79,703,155    $    15,758,092
                                                     ===============    ===============    ===============    ===============

SHARES OUTSTANDING (PAR VALUE $0.001)                     17,983,962          5,354,138          9,884,890          1,899,169
                                                     ===============    ===============    ===============    ===============

NET ASSET VALUE PER SHARE                            $          9.35    $         10.52    $          8.06    $          8.30
                                                     ===============    ===============    ===============    ===============

COMPONENTS OF NET ASSETS
AS OF JUNE 30, 2004 WERE AS FOLLOWS:
Paid-in capital                                      $   162,938,638    $    58,310,432    $    77,587,448    $    48,252,108
Undistributed (distributions in excess of)
 net investment income                                    (4,809,727)        (4,226,765)        (1,874,908)             2,010
Accumulated net realized gain (loss) on investments,
 financial futures, swap and options contracts
 and foreign currency-related transactions                 3,583,081           (158,582)         1,110,386        (32,103,415)
Net unrealized appreciation (depreciation)
 on investments, financial futures, swap and options
 contracts and translation of other assets and
 liabilities denominated in foreign currency               6,511,829          2,400,100          2,880,229           (392,611)
                                                     ---------------    ---------------    ---------------    ---------------
                                                     $   168,223,821    $    56,325,185    $    79,703,155    $    15,758,092
                                                     ===============    ===============    ===============    ===============

(a) Cost of investments                              $   168,962,263    $    55,756,766    $    75,677,575    $    16,093,491
                                                     ---------------    ---------------    ---------------    ---------------
(b) Cost of foreign cash                             $     1,784,002    $     1,380,463    $     1,715,276    $             -
                                                     ---------------    ---------------    ---------------    ---------------

See Notes to Financial Statements.

                                                                        U.S. INFLATION-INDEXED  GLOBAL INFLATION-INDEXED
                                                                               PORTFOLIO           HEDGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (a)                                  $         63,184,659     $         18,607,034
Cash                                                                                   72,331                   59,022
Foreign cash (b)                                                                            -                   15,177
Receivable for securities sold                                                      8,893,502                3,634,098
Receivable from Investment Adviser (Note 3)                                            13,213                   11,400
Interest receivable                                                                   583,550                  223,050
Unrealized appreciation of forward foreign exchange contracts (Note 5)                      -                  134,369
                                                                         --------------------     --------------------
 Total assets                                                                      72,747,255               22,684,150
                                                                         --------------------     --------------------

LIABILITIES
Payable for securities purchased                                                            -                  851,810
Unrealized depreciation of forward foreign exchange contracts (Note 5)                      -                  391,547
Accrued expenses and other liabilities                                                 31,436                   30,093
                                                                         --------------------     --------------------
 Total liabilities                                                                     31,436                1,273,450
                                                                         --------------------     --------------------

NET ASSETS                                                               $         72,715,819     $         21,410,700
                                                                         ====================     ====================

SHARES OUTSTANDING (PAR VALUE $0.001)                                               6,834,899                2,076,694
                                                                         ====================     ====================

NET ASSET VALUE PER SHARE                                                $              10.64     $              10.31
                                                                         ====================     ====================

COMPONENTS OF NET ASSETS AS OF JUNE 30, 2004 WERE AS FOLLOWS:
Paid-in capital                                                          $         69,904,044     $         20,867,404
Undistributed (distributions in excess of) net investment income                       10,006                 (229,237)
Accumulated net realized gain on investments and foreign
 currency-related transactions                                                      2,618,417                  747,741
Net unrealized appreciation on investments and translation of other
 assets and liabilities denominated in foreign currency                               183,352                   24,792
                                                                         --------------------     --------------------
                                                                         $         72,715,819     $         21,410,700
                                                                         ====================     ====================

(a) Cost of investments                                                  $         63,001,307     $         18,331,250
                                                                         --------------------     --------------------
(b) Cost of foreign cash                                                 $                  -     $              8,029
                                                                         --------------------     --------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                  U.S. SHORT-TERM   LIMITED DURATION    MORTGAGE-BACKED
                                                                     PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                         $      1,455,608   $      1,900,423   $      2,963,727
                                                                 ----------------   ----------------   ----------------
EXPENSES
Investment advisory fees (Note 3)                                         172,740            189,761            178,537
Administration fees                                                        22,455             21,148             23,232
Custodian fees                                                             28,169             22,927             46,362
Directors' fees and expenses                                               13,132             13,474             14,410
Audit fees                                                                 16,472             19,413             23,571
Legal fees                                                                 12,763             12,537             13,811
Transfer agent fees                                                         4,346              1,942                228
Operations monitoring agent fees (Note 3)                                  11,516             10,843             11,961
Registration fees                                                           1,496              6,483                748
Other fees and expenses                                                     5,699              6,342              6,826
                                                                 ----------------   ----------------   ----------------
 Total operating expenses                                                 288,788            304,870            319,686
Waiver of investment advisory fees (Note 3)                               (86,370)          (108,435)          (118,977)
                                                                 ----------------   ----------------   ----------------
 Net operating expenses                                                   202,418            196,435            200,709
Interest                                                                    1,975                  -              2,581
                                                                 ----------------   ----------------   ----------------
 Total expenses                                                           204,393            196,435            203,290
                                                                 ----------------   ----------------   ----------------
Net investment income                                                   1,251,215          1,703,988          2,760,437
                                                                 ----------------   ----------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SHORT SALES AND FINANCIAL FUTURES AND SWAP CONTRACTS
Net realized gain (loss) on investments                                  (219,210)          (190,474)           476,721
Net realized loss on short sales                                                -                  -            (20,312)
Net realized loss on financial futures and swap contracts                       -            (64,144)           (62,657)
Net change in unrealized depreciation on investments                     (164,337)          (744,610)        (1,397,528)
Net change in unrealized appreciation on short sales                            -                  -              8,126
Net change in unrealized depreciation on financial futures and
 swap contracts                                                                 -           (118,393)           (55,060)
                                                                 ----------------   ----------------   ----------------
Net realized and unrealized loss on investments, short sales
 and financial futures and swap contracts contracts                      (383,547)        (1,117,621)        (1,050,710)
                                                                 ----------------   ----------------   ----------------
Net Increase in Net Assets Resulting from Operations             $        867,668   $        586,367   $      1,709,727
                                                                 ================   ================   ================

See Notes to Financial Statements.

                                                        WORLDWIDE       WORLDWIDE CORE      INTERNATIONAL    EMERGING MARKETS
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                             $     2,522,379    $     1,075,069    $     1,252,032    $       786,682
                                                     ---------------    ---------------    ---------------    ---------------

EXPENSES
Investment advisory fees (Note 3)                            337,651            120,800            159,578             94,263
Administration fees                                           32,943             11,780             15,576              4,911
Custodian fees                                                83,600             48,174             55,841             24,474
Directors' fees and expenses                                  20,361              7,352              9,583              3,304
Audit fees                                                    25,505             22,586             20,668             19,485
Legal fees                                                    19,300              6,978              9,052              3,123
Transfer agent fees                                            2,376              1,943              2,714                390
Operations monitoring agent fees (Note 3)                     16,883              6,040              7,979              2,514
Registration fees                                              4,388              7,480              8,228              1,447
Other fees and expenses                                        7,932              6,027             12,572              4,006
                                                     ---------------    ---------------    ---------------    ---------------
 Total operating expenses                                    550,939            239,160            301,791            157,917
Waiver of investment advisory fees (Note 3)                  (44,463)           (45,300)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
 Net operating expenses                                      506,476            193,860            301,791            157,917
Interest                                                           -                770                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
 Total expenses                                              506,476            194,630            301,791            157,917
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income                                      2,015,903            880,439            950,241            628,765
                                                     ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FINANCIAL FUTURES, SWAPS AND OPTIONS
CONTRACTS AND FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain (loss) on investments                    2,927,622          1,706,364          1,528,160           (834,455)
Net realized gain (loss) on financial futures, swap
 and options contracts                                       669,814             69,125            (36,065)                 -
Net realized loss on foreign currency-related
 transactions                                                (91,591)        (1,263,828)          (377,352)                 -
Net change in unrealized depreciation on investments      (5,301,738)        (2,865,544)        (3,099,114)          (738,207)
Net change in unrealized depreciation on
 financial futures, swap and options contracts              (152,994)           (87,033)           (63,242)                 -
Net change in unrealized appreciation (depreciation)
 on translation of other assets and liabilities
 denominated in foreign currency                          (1,344,484)         1,906,232           (629,514)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Net realized and unrealized loss on investments,
 financial futures, swap and options contracts and
 foreign currency-related transactions                    (3,293,371)          (534,684)        (2,677,127)        (1,572,662)
                                                     ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                           $    (1,277,468)   $       345,755    $    (1,726,886)   $      (943,897)
                                                     ===============    ===============    ===============    ===============

See Notes to Financial Statements.

                                                                        U.S. INFLATION-INDEXED   GLOBAL INFLATION-INDEXED
                                                                               PORTFOLIO            HEDGED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                 $          1,721,221     $            417,622
                                                                         --------------------     --------------------

EXPENSES
Investment advisory fees (Note 3)                                                     152,860                   42,360
Administration fees                                                                    14,907                    4,131
Custodian fees                                                                         14,747                   20,057
Directors' fees and expenses                                                            9,498                    2,558
Audit fees                                                                             18,397                   19,219
Legal fees                                                                              8,812                    2,405
Transfer agent fees                                                                       148                      112
Operations monitoring agent fees (Note 3)                                               7,643                    2,118
Registration fees                                                                         997                      699
Other fees and expenses                                                                 5,446                    2,221
                                                                         --------------------     --------------------
 Total operating expenses                                                             233,455                   95,880
Waiver of investment advisory fees (Note 3)                                           (99,703)                 (42,942)
                                                                         --------------------     --------------------
 Net operating expenses                                                               133,752                   52,938
                                                                         --------------------     --------------------
Net investment income                                                               1,587,469                  364,684
                                                                         --------------------     --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain on investments                                                    2,803,574                1,202,454
Net realized loss on foreign currency-related transactions                                  -                 (385,998)
Net change in unrealized depreciation on investments                               (2,571,886)              (1,166,698)
Net change in unrealized appreciation on translation of other assets and
 liabilities denominated in foreign currency                                                -                  409,105
                                                                         --------------------     --------------------
Net realized and unrealized gain on investments and foreign
currency-related transactions                                                         231,688                   58,863
                                                                         --------------------     --------------------
Net Increase in Net Assets Resulting from Operations                     $          1,819,157     $            423,547
                                                                         ====================     ====================

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         U.S. SHORT-TERM PORTFOLIO             LIMITED DURATION PORTFOLIO
                                                     ----------------------------------    ----------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                          ENDED                                 ENDED
                                                      JUNE 30, 2004       YEAR ENDED        JUNE 30, 2004       YEAR ENDED
                                                       (UNAUDITED)       DEC. 31, 2003       (UNAUDITED)       DEC. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $     1,251,215    $     2,006,640    $     1,703,988    $     5,343,480
Net realized gain (loss) on investments and
 financial futures contracts                                (219,210)          (244,957)          (254,618)         1,647,672
Net change in unrealized depreciation on
 investments and financial futures, swap and
 options contracts                                          (164,337)          (223,734)          (863,003)        (3,137,819)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from operations         867,668          1,537,949            586,367          3,853,333
                                                     ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 1,476,849          2,541,448          2,010,450          5,934,835
From net realized gain on investments and
 financial futures contracts                                       -                  -            114,299            776,627
                                                     ---------------    ---------------    ---------------    ---------------
Total Distributions                                        1,476,849          2,541,448          2,124,749          6,711,462
                                                     ---------------    ---------------    ---------------    ---------------
NET CAPITAL SHARE TRANSACTIONS                            16,426,173         10,389,003        (27,215,532)       (38,939,433)
                                                     ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets                   15,816,992          9,385,504        (28,753,914)       (41,797,562)
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS
Beginning of Period                                      103,837,689         94,452,185        124,072,318        165,869,880
                                                     ---------------    ---------------    ---------------    ---------------
End of Period                                        $   119,654,681    $   103,837,689    $    95,318,404    $   124,072,318
                                                     ===============    ===============    ===============    ===============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME                                $      (225,634)   $             -    $      (299,180)   $         7,282

See Notes to Financial Statements.

                                                                                   MORTGAGE-BACKED PORTFOLIO
                                                                         ---------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED
                                                                             JUNE 30, 2004             YEAR ENDED
                                                                              (UNAUDITED)             DEC. 31, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                                    $          2,760,437     $          5,668,287
Net realized gain on investments, short sales and financial
 futures and swap contracts                                                           393,752                  515,650
Net change in unrealized depreciation on investments,
 short sales and financial futures and swap contracts                              (1,444,462)                (873,707)
                                                                         --------------------     --------------------
Net increase in net assets resulting from operations                                1,709,727                5,310,230
                                                                         --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                          4,167,018                6,892,975
                                                                         --------------------     --------------------
Total Distributions                                                                 4,167,018                6,892,975
                                                                         --------------------     --------------------
NET CAPITAL SHARE TRANSACTIONS                                                    (18,254,019)             (24,700,780)
                                                                         --------------------     --------------------
Total decrease in net assets                                                      (20,711,310)             (26,283,525)
                                                                         --------------------     --------------------

NET ASSETS
Beginning of Period                                                               129,530,008              155,813,533
                                                                         --------------------     --------------------
End of Period                                                            $        108,818,698     $        129,530,008
                                                                         ====================     ====================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $         (1,269,587)    $            136,994

See Notes to Financial Statements.

                                                            WORLDWIDE PORTFOLIO                 WORLDWIDE CORE PORTFOLIO
                                                     ----------------------------------    ----------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                          ENDED                                 ENDED
                                                      JUNE 30, 2004       YEAR ENDED        JUNE 30, 2004       YEAR ENDED
                                                       (UNAUDITED)       DEC. 31, 2003       (UNAUDITED)       DEC. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $     2,015,903    $     4,613,692    $       880,439    $     2,680,882
Net realized gain on investments, financial
 futures, swap and options contracts and foreign
 currency-related transactions                             3,505,845         11,672,875            511,661          1,255,716
Net change in unrealized appreciation
 (depreciation) on investments, financial futures,
 swap and options contracts and on translation of
 assets and liabilities denominated in
 foreign currency                                         (6,799,216)         3,407,185         (1,046,345)          (153,919)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from
 operations                                               (1,277,468)        19,693,752            345,755          3,782,679
                                                     ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 9,334,369         13,641,807          3,683,872          3,214,211
From net realized gain on investments, financial
 futures, swap and options contracts and foreign
 currency-related transactions                                86,592                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Total Distributions                                        9,420,961         13,641,807          3,683,872          3,214,211
                                                     ---------------    ---------------    ---------------    ---------------
NET CAPITAL SHARE TRANSACTIONS                             9,257,373         (8,426,472)        (7,091,058)       (50,673,226)
                                                     ---------------    ---------------    ---------------    ---------------
Total decrease in net assets                              (1,441,056)        (2,374,527)       (10,429,175)       (50,104,758)
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS
Beginning of Period                                      169,664,877        172,039,404         66,754,360        116,859,118
                                                     ---------------    ---------------    ---------------    ---------------
End of Period                                        $   168,223,821    $   169,664,877    $    56,325,185    $    66,754,360
                                                     ===============    ===============    ===============    ===============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME                                $    (4,809,727)   $     2,508,739    $    (4,226,765)   $    (1,423,332)

See Notes to Financial Statements.

                                                         INTERNATIONAL PORTFOLIO               EMERGING MARKETS PORTFOLIO
                                                     ----------------------------------    ----------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                          ENDED                                 ENDED
                                                      JUNE 30, 2004       YEAR ENDED        JUNE 30, 2004       YEAR ENDED
                                                       (UNAUDITED)       DEC. 31, 2003       (UNAUDITED)       DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $       950,241    $     1,780,122    $       628,765    $     1,178,355
Net realized gain (loss) on investments, financial
 futures contracts and foreign currency-related
 transactions                                              1,114,743         11,649,614           (834,455)         2,889,482
Net change in unrealized appreciation
 (depreciation) on investments, financial futures
 contracts and on translation of assets and
 liabilities denominated in foreign currency              (3,791,870)         1,186,795           (738,207)          (385,938)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
 from operations                                          (1,726,886)        14,616,531           (943,897)         3,681,899
                                                     ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 5,033,503         11,555,869            696,539          1,112,029
From net realized gain on investments, financial
 futures contracts and foreign currency-related
 transactions                                                281,644          1,706,106                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Total Distributions                                        5,315,147         13,261,975            696,539          1,112,029
                                                     ---------------    ---------------    ---------------    ---------------
NET CAPITAL SHARE TRANSACTIONS                             7,202,848         (9,932,196)         4,433,619           (316,434)
                                                     ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets                      160,815         (8,577,640)         2,793,183          2,253,436
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS
Beginning of Period                                       79,542,340         88,119,980         12,964,909         10,711,473
                                                     ---------------    ---------------    ---------------    ---------------
End of Period                                        $    79,703,155    $    79,542,340    $    15,758,092    $    12,964,909
                                                     ===============    ===============    ===============    ===============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME                                $    (1,874,908)   $     2,208,354    $         2,010    $        69,784

See Notes to Financial Statements.

                                                          U.S. INFLATION-INDEXED                GLOBAL INFLATION-INDEXED
                                                                PORTFOLIO                           HEDGED PORTFOLIO
                                                     ----------------------------------    ----------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                          ENDED                                 ENDED           PERIOD FROM
                                                      JUNE 30, 2004       YEAR ENDED        JUNE 30, 2004    JAN. 14, 2003* TO
                                                       (UNAUDITED)       DEC. 31, 2003       (UNAUDITED)       DEC. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $     1,587,469    $     3,138,145    $       364,684    $       756,283
Net realized gain (loss) on investments and foreign
 currency-related transactions                             2,803,574          4,217,193            816,456           (351,488)
Net change in unrealized appreciation (depreciation)
 on investments and on translation of assets and
 liabilities denominated in foreign currency              (2,571,886)        (1,139,011)          (757,593)           782,385
                                                     ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from operations       1,819,157          6,216,327            423,547          1,187,180
                                                     ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 1,577,463          3,148,853            364,086            498,055
From net realized gain on investments and foreign
 currency-related transactions                               416,557          3,977,682                  -            205,290
Return of capital                                                  -                  -                  -             43,576
                                                     ---------------    ---------------    ---------------    ---------------
Total Distributions                                        1,994,020          7,126,535            364,086            746,921
                                                     ---------------    ---------------    ---------------    ---------------
NET CAPITAL SHARE TRANSACTIONS                           (13,271,474)        (2,282,466)           364,086         20,546,894
                                                     ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets                  (13,446,337)        (3,192,674)           423,547         20,987,153
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS
Beginning of Period                                       86,162,156         89,354,830         20,987,153                  -
                                                     ---------------    ---------------    ---------------    ---------------
End of Period                                        $    72,715,819    $    86,162,156    $    21,410,700    $    20,987,153
                                                     ===============    ===============    ===============    ===============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME                                $        10,006        $         -    $      (229,237)   $      (229,835)

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

U.S. SHORT-TERM PORTFOLIO

                                                            FOR THE
                                                           SIX MONTHS                     FOR THE YEAR ENDED,
                                                             ENDED         -----------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004      DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)         2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $        9.43     $    9.53  $    9.68  $    9.71  $    9.65  $    9.76

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.10          0.19*      0.24*      0.48       0.59       0.51*
Net realized and unrealized gain (loss) on
 investments and financial futures contracts                     (0.03)        (0.05)     (0.14)     (0.03)      0.06      (0.11)
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total from investment operations                                  0.07          0.14       0.10       0.45       0.65       0.40
                                                         -------------     ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
From net investment income                                        0.12          0.24       0.25       0.48       0.59       0.51
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total distributions                                               0.12          0.24       0.25       0.48       0.59       0.51
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                           $        9.38     $    9.43  $    9.53  $    9.68  $    9.71  $    9.65
                                                         =============     =========  =========  =========  =========  =========
TOTAL RETURN                                                      0.74%(d)      1.49%      1.19%      4.79%      6.99%      4.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $     119,655     $ 103,838  $  94,452  $ 289,078  $ 370,867  $ 650,447
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.35%(c)      0.35%      0.25%      0.25%      0.25%      0.25%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.35%(c)      0.35%      0.30%      0.32%      0.25%      0.25%
Ratio of net investment income to average net assets (a)          2.17%(c)      1.98%      2.46%      4.88%      6.13%      5.29%
Decrease in above expense ratios due to waiver of
 investment advisory and administration fees                      0.15%(c)      0.16%      0.21%      0.22%      0.17%      0.18%
Portfolio Turnover (b)                                              97%          190%       282%       158%       214%       N/A(b)

(a)  Net of waivers and reimbursements.
(b) Portfolio turnover was not calculated prior to the year ended December 31, 2000 because the Portfolios invested primarily in short-term securities.
(c)  Annualized.
(d)  Not annualized.
*    Calculation based on average shares outstanding.

See Notes to Financial Statements.

LIMITED DURATION PORTFOLIO

                                                            FOR THE
                                                           SIX MONTHS                          FOR THE YEAR ENDED,
                                                             ENDED         -----------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004      DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)         2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $        9.96     $   10.15  $   10.05  $    9.85  $    9.66  $    9.93
                                                         -------------     ---------  ---------  ---------  ---------  ---------

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.16          0.34*      0.42       0.53       0.61       0.55*
Net realized and unrealized gain (loss) on
 investments and financial futures contracts                     (0.12)        (0.09)      0.15       0.19       0.19      (0.27)
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total from investment operations                                  0.04          0.25       0.57       0.72       0.80       0.28
                                                         -------------     ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS
From net investment income (d)                                    0.19          0.38       0.42       0.52       0.61       0.55
From net realized gain on investments, and financial
 futures contracts                                                0.01          0.06       0.05          -          -          -
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total distributions                                               0.20          0.44       0.47       0.52       0.61       0.55
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                           $        9.80     $    9.96  $   10.15  $   10.05  $    9.85  $    9.66
                                                         =============     =========  =========  =========  =========  =========
TOTAL RETURN                                                      0.41%(c)      2.49%      5.81%      7.46%      8.52%      2.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $      95,318     $ 124,072  $ 165,870  $ 117,357  $  97,484  $ 100,105
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.36%(b)      0.35%      0.30%      0.30%      0.30%      0.30%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.36%(b)      0.35%      0.30%      0.30%      0.30%      0.30%
Ratio of net investment income to average net assets (a)          3.14%(b)      3.35%      4.19%      5.32%      6.25%      5.60%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                         0.20%(b)      0.20%      0.24%      0.23%      0.24%      0.24%
Portfolio Turnover                                                  98%          352%       110%       209%       327%       823%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassified to conform to current year presentation.
*    Calculation based on average shares outstanding.

See Notes to Financial Statements.

MORTGAGE-BACKED PORTFOLIO

                                                            FOR THE
                                                           SIX MONTHS                        FOR THE YEAR ENDED,
                                                            ENDED          -----------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004      DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)         2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $       10.19     $   10.29  $   10.00  $    9.96  $    9.64  $   10.18
                                                         -------------     ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.23*         0.40*      0.44*      0.61       0.70       0.61*
Net realized and unrealized gain (loss) on
 investments, short sales, financial futures, swap and
 option contracts                                                (0.10)        (0.02)      0.41       0.02       0.35      (0.49)
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total from investment operations                                  0.13          0.38       0.85       0.63       1.05       0.12
                                                         -------------     ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS
From net investment income (b)                                    0.35          0.48       0.56       0.59       0.73       0.64
From net realized gain on investments, short sales,
 financial futures, swap and option contracts                        -             -          -          -          -       0.02
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Total distributions                                               0.35          0.48       0.56       0.59       0.73       0.66
                                                         -------------     ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                           $        9.97     $   10.19  $   10.29  $   10.00  $    9.96  $    9.64
                                                         =============     =========  =========  =========  =========  =========
TOTAL RETURN                                                      1.30%(c)      3.84%      8.68%      6.43%     11.60%      1.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $     108,819     $ 129,530  $ 155,814  $ 357,288  $ 336,141  $ 298,265
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.34%(b)      0.31%      0.25%      0.25%      0.25%      0.24%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.34%(b)      0.32%      0.25%      0.25%      0.26%      0.24%
Ratio of net investment income to average net assets (a)          4.64%(b)      3.94%      4.38%      6.02%      7.20%      6.10%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                         0.20%(b)      0.21%      0.22%      0.21%      0.20%      0.20%
Portfolio Turnover                                                 294%          582%       601%       523%       699%       745%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassed to conform to current year presentations.
*    Calculation based on using average shares outstanding.

See Notes to Financial Statements.

WORLDWIDE PORTFOLIO

                                                           FOR THE
                                                          SIX MONTHS                          FOR THE YEAR ENDED,
                                                             ENDED          ------------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004       DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)          2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $        9.97      $    9.61  $    8.64  $    8.91  $    9.12   $   10.28

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.12*          0.26*      0.31       0.39*      0.48*       0.43*
Net realized and unrealized gain (loss) on
 investments, financial futures, swap, and options
 contracts and foreign currency related transactions             (0.19)          0.91       0.96      (0.27)     (0.21)      (0.98)
                                                         -------------      ---------  ---------  ---------  ---------   ---------
Total from investment operations                                 (0.07)          1.17       1.27       0.12       0.27       (0.55)
                                                         -------------      ---------  ---------  ---------  ---------   ---------

LESS DISTRIBUTIONS
From net investment income (d)                                    0.54           0.81       0.30       0.39       0.38        0.61
From net realized gain on investments, financial
 futures, swap, and options contracts and foreign
 currency related transactions                                    0.01              -          -          -          -           -
From capital stock in excess of par value                            -              -          -          -       0.10           -
                                                         -------------      ---------  ---------  ---------  ---------   ---------
Total distributions                                               0.55           0.81       0.30       0.39       0.48        0.61
                                                         -------------      ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                           $        9.35      $    9.97  $    9.61  $    8.64  $    8.91   $    9.12
                                                         =============      =========  =========  =========  =========   =========
TOTAL RETURN                                                     (0.74%)(c)     12.68%     14.97%      1.40%      3.26%      (5.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $     168,224      $ 169,665  $ 172,039  $ 158,839  $ 158,474   $  68,581
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.60%(b)       0.60%      0.60%      0.60%      0.60%       0.60%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.60%(b)       0.60%      0.60%      0.60%      0.60%       0.60%
Ratio of net investment income to average net assets (a)          2.39%(b)       2.71%      3.42%      4.50%      5.53%       4.51%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                         0.05%(b)       0.04%      0.02%      0.01%      0.00%+      0.03%
Portfolio Turnover                                                 163%           392%       585%       618%       493%        390%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassified to conform to current year presentation.
*    Calculation based on average shares outstanding.
+    Rounds to less than 0.01%.

See Notes to Financial Statements.

WORLDWIDE CORE PORTFOLIO

                                                           FOR THE
                                                          SIX MONTHS                          FOR THE YEAR ENDED,
                                                             ENDED          -----------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004       DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)          2003       2002       2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $       11.18      $   11.15  $   10.96  $   10.79  $   10.58  $   11.19

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.16*          0.31*      0.40*      0.48       0.60       0.51*
Net realized and unrealized gain (loss) on
 investments, financial futures, swap, and options
 contracts and foreign currency related transactions             (0.11)          0.11       0.36       0.27       0.50      (0.53)
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Total from investment operations                                  0.05           0.42       0.76       0.75       1.10      (0.02)
                                                         -------------      ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS
From net investment income                                        0.71           0.39       0.53       0.58       0.89       0.59
From net realized gain on investments, financial
 futures, swap, and options contracts and foreign
 currency related transactions                                       -              -          -          -          -       0.00+
From capital stock in excess of par value                            -              -       0.04          -          -          -
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Total distributions                                               0.71           0.39       0.57       0.58       0.89       0.59
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                           $       10.52      $   11.18  $   11.15  $   10.96  $   10.79  $   10.58
                                                         =============      =========  =========  =========  =========  =========
TOTAL RETURN                                                      0.47%(c)       3.71%      7.36%      6.94%     10.79%     (0.19%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $      56,325      $  66,754  $ 116,859  $ 219,987  $ 210,996  $ 181,535
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.64%(b)       0.55%      0.45%      0.45%      0.45%      0.45%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.64%(b)       0.55%      0.45%      0.45%      0.45%      0.45%
Ratio of net investment income to average net assets (a)          2.92%(b)       2.74%      3.61%      4.38%      5.60%      4.70%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                         0.15%(b)       0.16%      0.17%      0.17%      0.14%      0.14%
Portfolio Turnover                                                 177%           441%       565%       615%       549%       404%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Calculation based on average shares outstanding.
+    Rounds to less than $0.01.

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO

                                                       FOR THE
                                                      SIX MONTHS                            FOR THE YEAR ENDED,
                                                         ENDED           -------------------------------------------------------
FOR A SHARE OUTSTANDING                              JUNE 30, 2004        DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                (UNAUDITED)           2003       2002       2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                 $        8.81       $    8.67  $    7.53  $    8.18   $    8.70   $    9.68

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                         0.10            0.20*      0.16       0.29        0.44        0.37*
Net realized and unrealized gain (loss) on
 investments, financial futures contracts and
 foreign currency related transactions                       (0.29)           1.46       1.45      (0.63)      (0.54)      (0.98)
                                                     -------------       ---------  ---------  ---------   ---------   ---------
Total from investment operations                             (0.19)           1.66       1.61      (0.34)      (0.10)      (0.61)
                                                     -------------       ---------  ---------  ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income (b)                                0.53            1.32       0.42       0.31        0.04        0.37
From net realized gain on investments, and financial
 futures contracts and foreign currency related
 transactions                                                 0.03            0.20       0.05          -           -           -
From capital stock in excess of par value                        -               -          -          -        0.38           -
                                                     -------------       ---------  ---------  ---------   ---------   ---------
Total distributions                                           0.56            1.52       0.47       0.31        0.42        0.37
                                                     -------------       ---------  ---------  ---------   ---------   ---------
Net asset value, end of period                       $        8.06       $    8.81  $    8.67  $    7.53   $    8.18   $    8.70
                                                     =============       =========  =========  =========   =========   =========
TOTAL RETURN                                                 (2.13%)(d)      20.25%     21.81%     (4.22%)     (0.98%)     (6.34%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                    $      79,703       $  79,542  $  88,120  $ 107,848   $ 121,377   $ 103,564
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                            0.76%(c)        0.71%      0.60%      0.60%       0.60%       0.60%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                            0.76%(c)        0.71%      0.61%      0.60%       0.60%       0.60%
Ratio of net investment income to average net
 assets (a)                                                   2.38%(c)        2.22%      2.50%      3.70%       5.18%       4.13%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                      N/A            0.01%      0.07%      0.06%       0.04%       0.00%(b)
Portfolio Turnover                                              96%            223%       334%       659%        508%        569%

(a)  Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassed to conform to current year presentations.
(c)  Annualized.
(d)  Not annualized.
*    Calculation based on average shares outstanding.
+    Rounds to less than 0.01%.

See Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

                                                           FOR THE
                                                          SIX MONTHS                          FOR THE YEAR ENDED,
                                                            ENDED           -----------------------------------------------------
FOR A SHARE OUTSTANDING                                  JUNE 30, 2004       DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:                                    (UNAUDITED)          2003       2002       2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $        8.81      $    7.81  $    7.73  $    7.76  $    7.68  $    7.72

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
Net investment income                                             0.22*          0.52*      0.60*      0.70*      0.77*      0.78*
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                       (0.47)          0.97       0.13      (0.06)      0.08       0.05
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Total from investment operations                                 (0.25)          1.49       0.73       0.64       0.85       0.83
                                                         -------------      ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS
From net investment income                                        0.26           0.49       0.61       0.67       0.14       0.87
From capital stock in excess of par value                            -              -       0.04          -       0.63          -
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Total distributions                                               0.26           0.49       0.65       0.67       0.77       0.87
                                                         -------------      ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                           $        8.30      $    8.81  $    7.81  $    7.73  $    7.76  $    7.68
                                                         =============      =========  =========  =========  =========  =========
TOTAL RETURN                                                     (2.87%)(c)     19.65%      9.81%      8.85%     11.41%     11.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $      15,758      $  12,965  $  10,711  $  33,040  $  49,807  $ 128,419
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                1.26%(b)       1.29%      1.23%      1.07%      1.03%      1.01%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                1.26%(b)       1.29%      1.23%      1.07%      1.03%      1.07%
Ratio of net investment income to average net assets (a)          5.00%(b)       6.13%      7.59%      9.21%     10.05%     10.44%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                          N/A           0.01%       N/A        N/A        N/A        N/A
Portfolio Turnover                                                 384%           303%       207%       421%       169%       137%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Calculations based on average shares outstanding.

See Notes to Financial Statements.

U.S. INFLATION-INDEXED PORTFOLIO

                                                           FOR THE
                                                         SIX MONTHS                   YEAR ENDED
                                                            ENDED          ----------------------------------       PERIOD FROM
FOR A SHARE OUTSTANDING                                 JUNE 30, 2004         DEC. 31,           DEC. 31,       JANUARY 2, 2001* TO
THROUGHOUT THE PERIOD:                                   (UNAUDITED)            2003               2002          DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $         10.71     $         10.82    $         10.09    $         10.00

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                             0.24                0.40**             0.49               0.46
Net realized and unrealized gain (loss) on investments           (0.01)               0.42               1.11               0.19
                                                       ---------------     ---------------    ---------------    ---------------
Total from investment operations                                  0.23                0.82               1.60               0.65
                                                       ---------------     ---------------    ---------------    ---------------

LESS DISTRIBUTIONS
From net investment income                                        0.24                0.41               0.49               0.46
From net realized gain on investments                             0.06                0.52               0.38               0.10
                                                       ---------------     ---------------    ---------------    ---------------
Total distributions                                               0.30                0.93               0.87               0.56
                                                       ---------------     ---------------    ---------------    ---------------
Net asset value, end of period                         $         10.64     $         10.71    $         10.82    $         10.09
                                                       ===============     ===============    ===============    ===============
TOTAL RETURN                                                      2.10%(c)            7.65%             16.17%              6.54%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $        72,716     $        86,162    $        89,355    $        39,610
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                0.35%(b)            0.35%              0.35%              0.35%(b)
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                0.35%(b)            0.35%              0.35%              0.35%(b)
Ratio of net investment income to average net
 assets (a)                                                       4.15%(b)            3.65%              4.98%              4.74%(b)
Decrease in above expense ratios due to waiver of
 investment advisory fees                                         0.26%(b)            0.25%              0.22%              0.33%(b)
Portfolio Turnover                                                 259%                154%               140%                74%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation based on average shares outstanding.

See Notes to Financial Statements.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

                                                                            FOR THE SIX MONTHS          PERIOD FROM
FOR A SHARE OUTSTANDING                                                    ENDED JUNE 30, 2004      JANUARY 14, 2003* TO
THROUGHOUT THE PERIOD:                                                         (UNAUDITED)            DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                                       $              10.28     $              10.00

INCREASE FROM INVESTMENT OPERATIONS
Net investment income                                                                      0.18**                   0.38**
Net realized and unrealized gain on investments and foreign
 currency related transactions                                                             0.03                     0.27
                                                                           --------------------     --------------------
Total from investment operations                                                           0.21                     0.65
                                                                           --------------------     --------------------

LESS DISTRIBUTIONS
From net investment income                                                                 0.18                     0.25
From net realized gain on investments, and foreign currency
 related transactions                                                                         -                     0.10
From capital stock in excess of par value                                                     -                     0.02
                                                                           --------------------     --------------------
Total distributions                                                                        0.18                     0.37
                                                                           --------------------     --------------------
Net asset value, end of period                                             $              10.31     $              10.28
                                                                           ====================     ====================
TOTAL RETURN                                                                               2.02%(c)                 6.59%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                          $             21,411     $             20,987
Ratio of operating expenses to average net assets, exclusive
 of interest expense (a)                                                                   0.50%(b)                 0.50%(b)
Ratio of operating expenses to average net assets, inclusive
 of interest expense (a)                                                                   0.50%(b)                 0.50%(b)
Ratio of net investment income to average net assets (a)                                   3.44%(b)                 3.87%(b)
Decrease in above expense ratios due to waiver of investment advisory fees                 0.41%(b)                 0.31%(b)
Portfolio Turnover                                                                          282%                     137%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1.   ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has eighteen Portfolios, nine of which were active as of June 30, 2004. The nine active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); Emerging Markets Portfolio ("Emerging Markets"); U.S. Inflation-Indexed Portfolio ("U.S. Inflation-Indexed"); and Global Inflation-Indexed Hedged Portfolio ("Global Inflation-Indexed Hedged"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Mortgage. The NAV of the Mortgage-Backed Portfolio is calculated by the Portfolio's Accounting Agent as of 4 p.m. ET on the last Business Day of each month, on any other Business Days in which the Fund accepts a purchase in good order, and on each Business Day for which a redemption has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the FIFO method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Investment Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued at their fair value, as determined in good faith by the Fund's Pricing Committee, acting under supervision of the Board of Directors. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

INCOME TAX

There is no provision for federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

DIVIDENDS TO SHAREHOLDERS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation and depreciation on assets and liabilities other than investments in securities denominated in foreign currencies arise from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

3.   INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Worldwide Core, International, Emerging Markets, U.S. Inflation-Indexed, and Global Inlation-Indexed Hedged.

From time to time, the Investment Adviser has agreed to waive its investment advisory fees and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the six months ended June 30, 2004 (reflecting certain waivers), the investment advisory fees per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice. The current expense caps and investment advisory fee waivers for U.S. Short-Term and Worldwide can only be changed by consent of the shareholders. All other expense caps and fee waivers can be terminated at any time by the Investment Adviser.

                                                       INVESTMENT         CURRENT        CURRENT
                                                        ADVISORY         INVESTMENT      EXPENSE
              PORTFOLIO                             FEE PER AGREEMENT   ADVISORY FEE       CAP
-------------------------------------------------------------------------------------------------
U.S. Short-Term                                           0.30%             0.15%        0.40%(a)
Limited Duration                                          0.35%             0.15%
Mortgage                                                  0.30%             0.10%
Worldwide                                                 0.40%             0.40%        0.60%(a)
Worldwide Core                                            0.40%             0.25%
International                                             0.40%             0.40%
Emerging Markets                                          0.75%             0.75%
U.S. Inflation-Indexed                                    0.40%             0.20%        0.35%(b)
Global Inflation-Indexed Hedged                           0.40%             0.20%        0.50%(b)

(a) Contractual expense cap per the Advisory Agreement.
(b) Voluntary expense cap which may be eliminated upon notice from the Investment Adviser.

Effective May 28, 2002, Directors who are not employees of the Investment Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $85,000 were allocated among the Portfolios and paid for the six months ended June 30, 2004.

As of June 30, 2004, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 39.0% of the Fund's total net assets and therefore, the Investment Adviser may be deemed a control person.

Pursuant to an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC ("EOS"), two employees of which serve as officers of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Fund's investment adviser according to the following schedule: 0.02% of the average daily net assets of the Fund on the first $3.5 billion, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement effective August 15, 2003, Investors Bank & Trust Company ("IBT") earns a fee for providing fund administration services to the Fund according to the following schedule: 0.05% of the first $350 million of the Fund's average daily net assets, 0.03% thereafter up to $2 billion, and 0.025% on assets over $2 billion. IBT also serves as the Fund's custodian, accounting agent and transfer agent. Fees paid for services rendered by IBT are based upon assets of the Fund and on transactions entered into by the Fund during the period. Fees for such services paid to IBT by the Fund are reflected as administration fees, custodian fees, accounting fees and transfer agent fees in the Statement of Operations.

4.   INVESTMENT TRANSACTIONS

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2004, for each of the Portfolios were as follows:

                                                       UNREALIZED      UNREALIZED                      TAX
             PORTFOLIO                                APPRECIATION    DEPRECIATION      NET            COST
----------------------------------------------------------------------------------------------------------------
U.S. Short-Term                                        $   102,603    $   569,300   $  (466,697)  $  122,536,841
Limited Duration                                            73,108      1,095,518    (1,022,410)      95,178,063
Mortgage                                                 4,984,563      4,899,294        85,269      155,177,311
Worldwide                                                7,294,527      1,292,699     6,001,828      168,962,263
Worldwide Core                                           2,628,881        414,898     2,213,983       55,756,766
International                                            3,010,817        611,577     2,399,240       75,677,575
Emerging Markets                                            65,028        457,639      (392,611)      16,093,491
U.S. Inflation-Indexed                                     183,352              -       183,352       63,001,307
Global Inflation-Indexed                                   324,873         49,089       275,784       18,331,250

Purchase costs and proceeds from sales of investment securities (including U.S. government securities), other than short-term investments, for the six months ended June 30, 2004 for each of the Portfolios were as follows:

                                                                     PURCHASE COST OF     PROCEEDS FROM SALES OF
              PORTFOLIO                                            INVESTMENT SECURITIES   INVESTMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
U.S. Short-Term                                                        $ 136,025,354           $ 111,415,485
Limited Duration                                                         103,555,187             128,359,228
Mortgage                                                                 541,015,852             598,415,439
Mortgage (short sale transactions*)                                       13,377,813              12,429,922
Worldwide                                                                262,130,195             257,300,366
Worldwide Core                                                           107,527,076             121,841,978
International                                                             70,692,441              69,061,560
Emerging Markets                                                          81,968,378              77,435,575
U.S. Inflation-Indexed                                                   195,237,974             217,476,805
Global Inflation-Indexed                                                  57,204,206              59,657,776

* Securities sold but not yet purchased.

Mortgage is engaged in short-selling, in which Mortgage borrows a security to make delivery to the dealer that the security was sold to and then is obligated to replace it by purchasing the security at current market value. Mortgage incurs a loss if the price of the security increases between the date of the short sale and the date on which Mortgage purchases the security to cover the short sale. Mortgage realizes a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position (see Note 12). At June 30, 2004, Mortgage held one short position with the market value of $1,973,124.

5.   FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios' Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Portfolios' custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts (see Note 12). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each fund's outstanding forward foreign exchange contracts at June 30, 2004.

6.   FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 2004, the Portfolios placed U.S. Treasury bills, other liquid securities or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

                                                        JUNE 30, 2004
        PORTFOLIO                                      COLLATERAL VALUE
-----------------------------------------------------------------------
Limited Duration                                          $  199,870
Mortgage                                                     299,806
Worldwide                                                    933,841
Worldwide Core                                             1,290,908
International                                                793,482

Appendix B of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2004.

7.   CAPITAL STOCK TRANSACTIONS

As of June 30, 2004, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. Each Portfolio has been allocated 200,000,000 shares, with the remainder as unallocated. Transactions in capital stock are listed in Appendix C of the Notes to Financial Statements.

8.   REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Investment Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio's Investment Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund's custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (see Note 12). Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

During the six months ended June 30, 2004, U.S. Short Term, Mortgage and Worldwide Core entered into reverse repurchase agreements. The following table summarizes the interest expenses associated with reverse repurchase agreements, the average amount of reverse repurchase agreements outstanding, and the average interest rate for each Portfolio.

                                                               INTEREST     AVERAGE     AVERAGE
    PORTFOLIO                                                  EXPENSE      BALANCE      RATE
-----------------------------------------------------------------------------------------------
U.S. Short-Term                                                $ 1,975    $ 1,512,187     1.20%
Mortgage                                                         2,581      1,573,901     1.01%
Worldwide Core                                                     770      1,228,905     1.07%

9.   OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio's selling or buying a security or currency at a price different from the current market value.

10.  SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At June 30, 2004, Mortgage-Backed Portfolio had one outstanding swap contract with Deutsche Bank with the following terms:

  NOTIONAL                    TERMINATION             PAYMENT MADE            PAYMENTS RECEIVED
   AMOUNT                         DATE               BY THE PORTFOLIO         BY THE PORTFOLIO
-----------------------------------------------------------------------------------------------
$  22,000,000                  9/15/2006                   3.61%                   USD LIBOR

11.  INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. Principal only securities
(POs) entitle the holder to principal cash flows on the underlying pool. The Fund primarily invests in IOs and POs backed by mortgage securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12.  SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled liquid assets.

13.  CONCENTRATION OF RISKS

The Portfolios may invest in securities of foreign issuers in various countires. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governemental supervision and regulation of securities markets in the respective countries. The risks described above apply to an even greater extent to investments in emerging markets. The securites markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principle, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower-rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

14.  ADDITIONAL INFORMATION

A description of FFTW's proxy voting policies and procedures and FFTW's proxy voting record for the most recent twelve -month period ending June 30, 2004 are available without charge, upon request, by calling 1-888-367-3389 and on the Securities and Exchange Commission's website at www.sec.gov.

                                   APPENDIX A
     OPEN FORWARD FOREIGN EXCHANGE CONTRACTS AS OF JUNE 30, 2004 (UNAUDITED)
                          (CONTINUATION OF FOOTNOTE 5)

WORLDWIDE

                                                                                                     UNREALIZED
   CONTRACT                                                           COST/                         APPRECIATION
    AMOUNT                                                           PROCEEDS         VALUE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
        940,338   Australian Dollar closing 8/24/04                 $    695,851   $     651,224     $  (44,627)
      3,391,568   British Pound Sterling closing 8/24/04               6,088,915       6,122,378         33,463
      3,865,209   Canadian Dollar closing 8/24/04                      2,862,291       2,880,321         18,030
     24,738,475   Euro Dollar closing 8/24/04                         29,673,387      30,069,783        396,396
  3,836,215,311   Japanese Yen closing 8/24/04                        35,181,895      35,234,817         52,922
  1,817,120,331   Republic of Korea Won closing 7/28/04                1,558,021       1,569,451         11,430
      8,776,685   Swiss Franc closing 8/24/04                          6,850,000       7,018,573        168,573

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      5,831,837   British Pound Sterling closing 8/24/04              10,298,902      10,527,496       (228,594)
     11,922,135   Euro Dollar closing 8/24/04                         14,365,187      14,491,435       (126,248)
     32,224,529   Icelandic Krona closing 7/28/04                        441,613         442,266           (653)
  2,299,303,508   Japanese Yen closing 8/24/04                        20,781,026      21,118,611       (337,585)
      6,578,679   New Zealand Dollar closing 8/24/04                   4,176,803       4,150,280         26,523
     38,465,088   Swedish Krona closing 8/24/04                        5,015,201       5,101,187        (85,986)
      9,866,269   Swiss Franc closing 8/24/04                          7,900,000       7,889,895         10,105
                                                                                                     ----------
                                                                                                     $ (106,251)
                                                                                                     ==========

                                                                                                                UNREALIZED
  CONTRACT      CURRENCY TO      COST/                  CONTRACT      CURRENCY TO      COST/                   APPRECIATION
   AMOUNT         DELIVER      PROCEEDS      VALUE       AMOUNT         RECEIVE       PROCEEDS       VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/24/04
    4,190,000  Euro          $ 4,992,597  $ 5,092,973      6,448,139  Swiss Franc    $ 4,992,597  $ 5,156,472   $   63,499
    3,880,000  Euro            4,622,418    4,716,166      2,611,710  British Pound    4,622,418    4,714,597       (1,569)
                                                                      Sterling
   12,020,000  Euro           14,595,176   14,610,391  1,606,668,134  Japanese Yen    14,595,176   14,756,903      146,512
2,116,241,419  Japanese Yen   19,499,993   19,437,225     16,080,000  Euro            19,499,993   19,545,349      108,124
    5,350,000  Swiss Franc     4,290,792    4,278,308    472,626,470  Japanese Yen     4,290,792    4,340,973       62,665
                                                                                                                ----------
                                                                                                                $  379,231
                                                                                                                ==========

WORLDWIDE CORE

                                                                                                     UNREALIZED
   CONTRACT                                                            COST/                        APPRECIATION
    AMOUNT                                                            PROCEEDS         VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
         25,218   Australian Dollar closing 8/24/04                 $     18,661   $      17,465     $   (1,196)
         80,000   British Pound Sterling closing 8/24/04                 142,510         144,414          1,904
     14,144,697   Euro closing 8/24/04                                16,957,510      17,192,975        235,465
    734,482,809   Japanese Yen closing 8/24/04                         6,640,218       6,746,067        105,849
      1,442,723   Republic of Korea Won closing 7/28/04                    1,237           1,246              9
        292,395   Swedish Krona closing 8/24/04                           38,123          38,777            654
      2,934,311   Swiss Franc closing 8/24/04                          2,290,000       2,346,521         56,521

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      3,032,485   British Pound Sterling closing 8/24/04               5,389,668       5,474,171        (84,503)
         61,042   Canadian Dollar closing 8/24/04                         45,204          45,488           (284)
     26,782,287   Euro Dollar closing 8/24/04                         32,161,225      32,554,051       (392,826)
     10,816,158   Icelandic Krona closing 7/28/04                        148,227         148,447           (220)
  1,527,580,333   Japanese Yen closing 8/24/04                        14,004,963      14,030,498        (25,535)
      2,561,785   New Zealand Dollar closing 8/24/04                   1,626,477       1,616,149         10,328
      3,334,518   Swiss Franc closing 8/24/04                          2,670,000       2,666,560          3,440
                                                                                                     ----------
                                                                                                     $  (90,394)
                                                                                                     ==========

                                                                                                                UNREALIZED
  CONTRACT     CURRENCY TO      COST/                    CONTRACT      CURRENCY TO      COST/                  APPRECIATION
   AMOUNT        DELIVER      PROCEEDS       VALUE        AMOUNT         RECEIVE      PROCEEDS       VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/24/04
    1,440,000  Euro          $ 1,715,827  $ 1,750,330      2,216,059  Swiss Franc    $ 1,715,827  $ 1,772,147   $   21,817
    1,310,000  Euro            1,560,663    1,592,314        881,789  British Pound    1,560,663    1,591,785         (529)
                                                                      Sterling
    3,920,000  Euro            4,760,476    4,764,786    524,214,475  Japanese Yen     4,760,476    4,814,798       50,012
  710,589,171  Japanese Yen    6,548,582    6,526,609      5,400,000  Euro             6,548,582    6,563,736       37,127
    1,810,000  Swiss Franc     1,452,289    1,447,428    159,968,220  Japanese Yen     1,452,289    1,469,274       21,846
                                                                                                                ----------
                                                                                                                $  130,273
                                                                                                                ==========

INTERNATIONAL

                                                                                                     UNREALIZED
   CONTRACT                                                             COST/                       APPRECIATION
    AMOUNT                                                            PROCEEDS         VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
        727,908   Australian Dollar closing 8/24/04                 $    538,652   $     504,106     $  (34,546)
      2,145,865   British Pound Sterling closing 8/24/04               3,819,934       3,873,666         53,732
      3,034,401   Canadian Dollar closing 8/24/04                      2,247,055       2,261,210         14,155
     16,403,203   Euro closing 8/24/04                                19,664,645      19,938,205        273,560
        289,260   Euro Dollar closing 7/02/04                            352,607         351,928           (679)
  2,073,305,254   Japanese Yen closing 8/24/04                        19,010,921      19,042,865         31,944
  1,470,261,942   Republic of Korea Won closing 7/28/04                1,260,621       1,269,868          9,247
        664,300   Swedish Krona closing 8/24/04                           86,613          88,099          1,486
      5,317,173   Swiss Franc closing 8/24/04                          4,150,000       4,252,057        102,057

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      3,098,647   British Pound Sterling closing 8/24/04               5,469,931       5,593,604       (123,673)
      7,509,988   Euro Dollar closing 8/24/04                          9,030,844       9,128,441        (97,597)
     44,767,930   Icelandic Krona closing 7/28/04                        613,511         614,418           (907)
  1,243,210,850   Japanese Yen closing 8/24/04                        11,213,177      11,418,626       (205,449)
     16,197,681   New Zealand Dollar closing 8/24/04                  10,283,908      10,218,605         65,303
      6,056,626   Swiss Franc closing 8/24/04                          4,850,000       4,843,385          6,615
                                                                                                     ----------
                                                                                                     $   95,248
                                                                                                     ==========

                                                                                                                UNREALIZED
  CONTRACT     CURRENCY TO      COST/                    CONTRACT      CURRENCY TO      COST/                  APPRECIATION
   AMOUNT        DELIVER      PROCEEDS       VALUE        AMOUNT         RECEIVE       PROCEEDS      VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/24/04
    2,670,000  Euro          $ 3,179,686  $ 3,245,403      4,108,943  Swiss Franc    $ 3,179,686  $ 3,285,855   $   40,452
    2,430,000  Euro            2,894,967    2,953,682      1,635,684  British Pound    2,894,967    2,952,698         (984)
                                                                      Sterling
    7,590,000  Euro            9,216,695    9,225,696  1,014,504,660  Japanese Yen     9,216,695    9,318,008       92,312
1,189,546,909  Japanese Yen   12,444,891   12,398,924      9,040,000  Euro            12,444,891   12,471,099       72,175
    3,370,000  Swiss Franc     2,703,189    2,694,934    297,753,520  Japanese Yen     2,703,189    2,734,803       39,869
                                                                                                                ----------
                                                                                                                $  243,824
                                                                                                                ==========

GLOBAL INFLATION-INDEXED

                                                                                                     UNREALIZED
   CONTRACT                                                             COST/                       APPRECIATION
    AMOUNT                                                            PROCEEDS         VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
      2,270,430   British Pound Sterling closing 8/24/04             $ 4,079,454   $   4,098,526     $   19,072
        757,053   Canadian Dollar closing 8/24/04                        551,989         564,150         12,161
      5,151,250   Euro closing 8/24/04                                 6,224,644       6,261,379         36,735
     83,537,660   Japanese Yen closing 8/24/04                           750,000         767,275         17,275
        576,628   Swiss Franc closing 8/24/04                            450,000         461,120         11,120

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
        284,741   Australian Dollar closing 8/24/04                      205,868         197,195          8,673
      5,594,943   British Pound Sterling closing 8/24/04               9,933,132      10,101,839       (168,707)
        772,661   Canadian Dollar closing 8/24/04                        564,093         575,780        (11,687)
      7,026,361   Euro Dollar closing 8/24/04                          8,376,107       8,540,589       (164,482)
     74,016,350   Japanese Yen closing 8/24/04                           660,000         679,824        (19,824)
      1,660,878   New Zealand Dollar closing 8/24/04                   1,022,120       1,047,796        (25,676)
     28,711,933   Swedish Krona closing 8/24/04                        3,810,596       3,807,737          2,859
        412,865   Swiss Franc closing 8/24/04                            330,000         330,162           (162)
                                                                                                     ----------
                                                                                                     $ (282,643)
                                                                                                     ==========

                                                                                                                UNREALIZED
   CONTRACT     CURRENCY TO      COST/                     CONTRACT   CURRENCY TO       COST/                  APPRECIATION
    AMOUNT        DELIVER      PROCEEDS      VALUE          AMOUNT      RECEIVE       PROCEEDS       VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/24/04
      260,000  Euro          $   309,643  $   316,032        400,144  Swiss Franc    $   309,643  $   319,988   $    3,956
      260,000  Euro Dollar       310,481      316,032        174,511  British Pound      310,481      315,023       (1,009)
                                                                      Sterling
      730,000  Euro Dollar       886,426      887,320     97,596,481  Japanese Yen       886,426      896,403        9,083
      130,000  Euro Dollar       157,279      158,016      1,192,100  Swedish Krona      157,279      158,095           79
  142,397,104  Japanese Yen    1,310,717    1,307,887      1,081,584  Euro Dollar      1,310,717    1,314,672        6,785
      402,588  Swiss Franc       322,794      321,943     35,556,655  Japanese Yen       322,794      326,580        4,637
      149,018  Swiss Franc       120,000      119,167         99,630  Euro Dollar        120,000      121,101        1,934
                                                                                                                ----------
                                                                                                                $   25,465
                                                                                                                ==========

                                   APPENDIX B
        OPEN FINANCIAL FUTURES CONTRACTS AS OF JUNE 30, 2004 (UNAUDITED)
                          (CONTINUATION OF FOOTNOTE 6)

LIMITED DURATION

  NUMBER                                                                               NOTIONAL
    OF                                                                                 VALUE OF      UNREALIZED
CONTRACTS                                                                              CONTRACTS    APPRECIATION
-----------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
    164      September 2004 2-Year U.S. Treasury Note                                $ 34,529,687  $        5,452
                                                                                                   ==============

MORTGAGE

  NUMBER                                                                               NOTIONAL      UNREALIZED
    OF                                                                                 VALUE OF     APPRECIATION
CONTRACTS                                                                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS:
     48      September 2004 10-Year U.S. Treasury Note                               $  5,247,750  $      (84,121)
     63      September 2004 2-Year U.S. Treasury Note                                  13,264,453           4,200
    102      September 2004 5-Year U.S. Treasury Note                                  11,086,125         (24,594)
                                                                                                   --------------
                                                                                                   $     (104,515)
                                                                                                   ==============

WORLDWIDE

  NUMBER                                                                               NOTIONAL      UNREALIZED
    OF                                                                                 VALUE OF     APPRECIATION
CONTRACTS                                                                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
      5      September 2004 10-Year Japanese Bond                                    $  6,190,716  $       27,495
      6      September 2004 10-Year U.S. Treasury Note                                    655,969           2,463
     13      September 2004 2-Year U.S. Treasury Note                                   2,737,109               1
     35      September 2004 5-Year U.S. Treasury Note                                   3,804,062          18,923
      6      September 2004 Euro BOBL                                                     805,179           2,823
      4      September 2004 Euro Bund                                                     550,656           3,951
     43      September 2004 Euro Schatz                                                 5,524,041           4,015
     42      September 2004 U.S. Long Bond                                              4,467,750          79,102

SHORT FUTURES CONTRACTS:
     92      September 2004 10-Year U.S. Treasury Note                                 10,058,188         (53,692)
      9      September 2004 2-Year U.S. Treasury Note                                   1,894,922             593
                                                                                                   --------------
                                                                                                   $       85,674
                                                                                                   ==============

WORLDWIDE CORE

  NUMBER                                                                               NOTIONAL      UNREALIZED
    OF                                                                                 VALUE OF     APPRECIATION
CONTRACTS                                                                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS:
     15      September 2004 10-Year U.S. Treasury Note                               $  1,639,922  $       (7,842)
     20      September 2004 5-Year U.S. Treasury Note                                   2,173,750         (10,696)
      1      September 2004 90-Day Euro                                                   244,950            (516)
      1      December 2004 90-Day Euro                                                    243,712            (215)
      1      March 2005 90-Day Euro                                                       242,575              71
      1      September 2004 Long Gilt Future                                              191,905            (787)
                                                                                                   --------------
                                                                                                   $      (19,985)
                                                                                                   ==============

INTERNATIONAL

  NUMBER                                                                               NOTIONAL      UNREALIZED
    OF                                                                                 VALUE OF     APPRECIATION
CONTRACTS                                                                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
      1      September 2004 September 2004 10-Year Japanese Bond                     $  1,238,143  $        5,498
     27      September 2004 September 2004 Euro Schatz                                  3,468,584           9,546
      8      September 2004 September 2004 Long Gilt Future                             1,535,237           2,853

SHORT FUTURES CONTRACTS:
     38      September 2004 September 2004 10-Year U.S. Treasury Note                   4,154,469         (36,822)
     23      September 2004 September 2004 5-Year U.S. Treasury Note                    2,499,812          (5,533)
     16      September 2004 September 2004 Euro BOBL                                    2,147,144          (6,050)
      2      September 2004 September 2004 Euro Bund                                      275,328          (1,565)
                                                                                                   --------------
                                                                                                   $      (32,073)
                                                                                                   ==============

                                   APPENDIX C
                           CAPITAL STOCK TRANSACTIONS
                          (CONTINUATION OF FOOTNOTE 7)

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                        17,363,722   $    163,494,194         50,042,795   $    474,882,237
Shares issued related to reinvestment of
   dividends                                          154,641          1,454,820            265,091          2,509,965
                                             ----------------   ----------------   ----------------   ----------------
                                                   17,518,363        164,949,014         50,307,886        477,392,202
Shares redeemed                                    15,778,428        148,522,841         49,210,977        467,003,199
                                             ----------------   ----------------   ----------------   ----------------
Net increase                                        1,739,935   $     16,426,173          1,096,909   $     10,389,003
                                             ================   ================   ================   ================

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                           147,449   $      1,469,741          1,527,801   $     15,443,410
Shares issued related to reinvestment of
   dividends                                          207,109          2,051,417            654,997          6,591,608
                                             ----------------   ----------------   ----------------   ----------------
                                                      354,558          3,521,158          2,182,798         22,035,018
Shares redeemed                                     3,087,397         30,736,690          6,066,089         60,974,451
                                             ----------------   ----------------   ----------------   ----------------
Net decrease                                       (2,732,839)  $    (27,215,532)        (3,883,291)  $    (38,939,433)
                                             ================   ================   ================   ================

Transactions in capital stock for Mortgage were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                           704,225   $      7,000,000                  -   $              -
Shares issued related to reinvestment of
   dividends                                          399,408          4,037,055            675,879          6,892,975
                                             ----------------   ----------------   ----------------   ----------------
                                                    1,103,633         11,037,055            675,879          6,892,975
Shares redeemed                                     2,890,645         29,291,074          3,108,881         31,593,755
                                             ----------------   ----------------   ----------------   ----------------
Net decrease                                       (1,787,012)  $    (18,254,019)        (2,433,002)  $    (24,700,780)
                                             ================   ================   ================   ================

Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                           559,710   $      5,571,265          6,486,195   $     63,516,759
Shares issued related to reinvestment of
   dividends                                          896,055          8,466,064          1,266,217         12,343,258
                                             ----------------   ----------------   ----------------   ----------------
                                                    1,455,765         14,037,329          7,752,412         75,860,017
Shares redeemed                                       483,417          4,779,956          8,639,620         84,286,489
                                             ----------------   ----------------   ----------------   ----------------
Net increase (decrease)                               972,348   $      9,257,373           (887,208)  $     (8,426,472)
                                             ================   ================   ================   ================

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                           294,740   $      3,286,530          1,235,873   $     13,883,818
Shares issued related to reinvestment of
   dividends                                          331,678          3,533,214            278,474          3,126,135
                                             ----------------   ----------------   ----------------   ----------------
                                                      626,418          6,819,744          1,514,347         17,009,953
Shares redeemed                                     1,243,986         13,910,802          6,018,842         67,683,179
                                             ----------------   ----------------   ----------------   ----------------
Net decrease                                         (617,568)  $     (7,091,058)        (4,504,495)  $    (50,673,226)
                                             ================   ================   ================   ================

Transactions in capital stock for International were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,176,442   $     18,882,941         12,200,565   $    107,669,510
Shares issued related to reinvestment of
   dividends                                          639,009          5,203,319          1,465,348         12,760,894
                                             ----------------   ----------------   ----------------   ----------------
                                                    2,815,451         24,086,260         13,665,913        120,430,404
Shares redeemed                                     1,958,388         16,883,412         14,796,992        130,362,600
                                             ----------------   ----------------   ----------------   ----------------
Net increase (decrease)                               857,063   $      7,202,848         (1,131,079)  $     (9,932,196)
                                             ================   ================   ================   ================

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,371,103   $     21,267,900          2,211,566   $     17,801,244
Shares issued related to reinvestment of
   dividends                                           80,859            696,539            132,722          1,112,029
                                             ----------------   ----------------   ----------------   ----------------
                                                    2,451,962         21,964,439          2,344,288         18,913,273
Shares redeemed                                     2,024,097         17,530,820          2,244,102         19,229,707
                                             ----------------   ----------------   ----------------   ----------------
Net increase                                          427,865   $      4,433,619            100,186   $       (316,434)
                                             ================   ================   ================   ================

* The amount shown for net share transactions does not correspond with the aggregate decrease in paid-in capital due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating market values of the Portfolio.

Transactions in capital stock for U.S. Inflation-Indexed were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                            51,562   $        561,000          2,344,572   $     25,700,000
Shares issued related to reinvestment of
   dividends                                          185,525          1,994,020            655,986          7,126,534
                                             ----------------   ----------------   ----------------   ----------------
                                                      237,087          2,555,020          3,000,558         32,826,534
Shares redeemed                                     1,445,519         15,826,494          3,216,776         35,109,000
                                             ----------------   ----------------   ----------------   ----------------
Net decrease                                       (1,208,432)  $    (13,271,474)          (216,218)  $     (2,282,466)
                                             ================   ================   ================   ================

Transactions in capital stock for Global Inflation-Indexed were as follows for the periods indicated:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                 DECEMBER 31, 2003
                                             -----------------------------------   -----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 -   $              -          2,007,810   $     20,199,973
Shares issued related to reinvestment of
   dividends                                           35,157            364,086             72,981            746,921
                                             ----------------   ----------------   ----------------   ----------------
                                                       35,157            364,086          2,080,791         20,946,894
Shares redeemed                                             -                  -             39,254            400,000
                                             ----------------   ----------------   ----------------   ----------------
Net increase                                           35,157   $        364,086          2,041,537   $     20,546,894
                                             ================   ================   ================   ================

FFTW FUNDS, INC.

DIRECTORS AND OFFICERS

Listed in the charts below is basic information regarding the Directors and officers of the Fund.

INDEPENDENT DIRECTORS:

                                                                                            NUMBER OF
                                                  TERM OF              PRINCIPAL          PORTFOLIOS IN
                                POSITION(S)    OFFICE(1) AND         OCCUPATION(S)        FUND COMPLEX
      NAME, ADDRESS,             HELD WITH       LENGTH OF            DURING PAST          OVERSEEN BY      OTHER DIRECTORSHIPS
        AND AGE                    FUND         TIME SERVED           FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
John C Head III                 Director      Since June       Managing Member of Head &       18        Director of several private
c/o FFTW, Inc.                                1989             Company L.L.C. since                      companies.
200 Park Avenue                                                1987.
New York, NY
Age: 56

Lawrence B. Krause              Director      Since April      Professor at the                18        Director - PriceSmart Inc.
c/o FFTW, Inc.                                1991             University of California
200 Park Avenue                                                - San Diego ("UCSD"),
New York, NY                                                   La Jolla, CA since 1987;
Age:74                                                         member of the Council on
                                                               Foreign Relations and
                                                               Journal of Economic
                                                               Research.

Saul H. Hymans                  Director      Since April      Professor of Economics          18        N/A
c/o FFTW, Inc.                                1999             and Statistics and
200 Park Avenue                                                Director of the Research
New York, NY                                                   Seminar in Quantitative
Age: 67                                                        Economics at The
                                                               University of Michigan;
                                                               member of the Michigan
                                                               faculty since 1964.

Andrea Redmond                  Director      Since April      Managing Director of            18        N/A
c/o FFTW, Inc.                                1999             Russell Reynolds
200 Park Avenue                                                Associates, Inc., an
New York, NY                                                   executive search firm,
Age: 48                                                        since 1986.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

INTERESTED DIRECTORS:

                                                                                            NUMBER OF
                                                  TERM OF              PRINCIPAL          PORTFOLIOS IN
                                POSITION(S)    OFFICE(1) AND         OCCUPATION(S)        FUND COMPLEX
      NAME, ADDRESS,             HELD WITH       LENGTH OF            DURING PAST          OVERSEEN BY      OTHER DIRECTORSHIPS
        AND AGE                    FUND         TIME SERVED           FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Onder John Olcay(2)             Chairman of   Since February   Vice Chairman and               18        Chairman of the Board
FFTW                            the Board of  1989, formerly   Managing Director of                      Directors of the following
2 Royal Exchange London         Directors     President.       FFTW, Inc. and its parent                 Boards: Fischer Francis
EC3V 3RA                                                       company, Charter Atlantic                 Trees & Watts (Singapore),
England                                                        Corporation since 1983.                   Pte. Ltd., Fischer Francis
Age: 67                                                                                                  Trees & Watts KK, FFTW
                                                                                                         Funds Selection, FFTW Funds
                                                                                                         Selection II, FFTW Mortgage
                                                                                                         Total Return Fund plc and
                                                                                                         FFTW Global Debt Fund plc.

Stephen P. Casper(2)            Director,     Chief Executive  Managing Director of            18        Director of the following
FFTW, Inc.                      Chief         Officer and      FFTW, Inc. and its parent                 Boards: The Depository
200 Park Avenue                 Executive     President since  company, Charter Atlantic                 Trust & Clearing
New York, NY                    Officer and   November 2002,   Corporation since                         Corporation, The Depository
Age: 54                         President.    formerly Vice    December 1991; Chief                      Trust Company, The National
                                              President from   Operating Officer of                      Securities Clearing
                                              February 2001-   FFTW, Inc. and its parent                 Corporation, The Emerging
                                              November 2002,   company Charter Atlantic                  Markets Clearing
                                              Director since   Corporation since May                     Corporation, The Government
                                              November 1997;   2001.                                     Securities Clearing
                                              formerly,                                                  Corporation, The
                                              Treasurer from                                             Mortgage-Backed Securities
                                              October 1990-                                              Clearing Corporation,
                                              November 1997                                              Fischer Francis Trees &
                                                                                                         Watts (Singapore) Pte Ltd,
                                                                                                         FFTW Funds Selection, FFTW
                                                                                                         Funds Selection II, FFTW
                                                                                                         Diversified Alpha Fund
                                                                                                         Ltd., FFTW Mortgage Total
                                                                                                         Return Fund plc, and FFTW
                                                                                                         Global Debt Fund plc.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., which serves as Investment Adviser to the Fund.

PRINCIPAL OFFICERS:

                                                              TERM OF
                                                            OFFICE(1) AND
       NAME, ADDRESS,            POSITION(S) HELD              LENGTH OF                   PRINCIPAL OCCUPATION(S)
           AND AGE                  WITH FUND                TIME SERVED                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Michael L. Wyne                 Vice President      Since December 2003              Managing Director since 2000 and
FFTW, Inc.                                                                           Director of Operations at FFTW,
200 Park Avenue                                                                      Inc. since 1992.
New York, NY
Age: 43

William E. Vastardis            Treasurer and       Treasurer since November 1997;   President of EOS Fund Services LLC
EOS Fund Services LLC           Principal           formerly, Secretary from         since 2003; Managing Director and
26 West 17th Street, 6th Floor  Financial Officer   February 1998 to May 2000        Head of Fund Administration for
New York, NY 10011                                                                   Investors Capital Services, Inc.
Age: 48                                                                              (formerly AMT Capital Services,
                                                                                     Inc.) from 1992 to 2003.

Victoria B. McFarlane           Assistant           Since December 2003              Director, Mutual Fund
Investors Bank & Trust          Treasurer                                            Administration, Investors Bank
200 Clarendon Street                                                                 since April 2002; Assistant Vice
Boston, MA 02116                                                                     President, MFS Investment
Age: 37                                                                              Management from 1998 to 2002.

Robin S. Meister                Secretary           Since May 2000                   General Counsel of FFTW, Inc.
FFTW, Inc.                                                                           since September 1998; Legal
200 Park Avenue                                                                      Counsel, FFTW, Inc. since 1997.
New York, NY
Age: 45

Jill Grossberg                  Assistant           Since May 2000                   Director, Mutual Fund
Investors Bank & Trust          Secretary                                            Administration, Investors Bank
200 Clarendon Street                                                                 since April 2000, Associate
Boston, MA 02116                                                                     Counsel, Putnam Investments, Inc.
Age: 58                                                                              from 1995-2000.

(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION


OFFICERS AND DIRECTORS


Stephen P. Casper
DIRECTOR, PRESIDENT AND PRINCIPAL
EXECUTIVE OFFICER OF THE FUND

John C Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD

Michael L. Wyne
VICE PRESIDENT OF THE FUND

William E. Vastardis
TREASURER AND PRINCIPAL
FINANCIAL OFFICER OF THE FUND

Victoria B. McFarlane
ASSISTANT TREASURER OF THE FUND

Robin S. Meister
SECRETARY OF THE FUND

Jill Grossberg
ASSISTANT SECRETARY OF THE FUND


INVESTMENT ADVISER
Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, NY 10166

SUB-ADVISER
Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3RA

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
26 West 17th Street, Suite 601
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND
ACCOUNTING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL
Dechert
1775 I Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue, 10th floor
New York, NY 10017

ITEM 2.  CODE OF ETHICS.

         Not applicable to this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable to this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILITAED PURCHASERS.

         Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1) Code of Ethics (Item 2) is not applicable to this filing.

         (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         (b) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)),
         Rule 15d-14(b) under the Securities Exchange Act of 1934
         (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as
         Exhibit 99.906CERT.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)             FFTW Funds, Inc.


         By (Signature and Title)  /s/ Stephen P. Casper
                                  ----------------------------------------------
                                  Stephen P. Casper, President and Principal
                                  Executive Officer

         Date                      September 7, 2004
                                  -----------------------


              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By (Signature and Title)  /s/ Stephen P. Casper
                                  ----------------------------------------------
                                  Stephen P. Casper, President and Principal
                                  Executive Officer

         Date                      September 7, 2004
                                  -----------------------


         By (Signature and Title)  /s/ William E. Vastardis
                                  ----------------------------------------------
                                  William E. Vastardis, Treasurer and Principal Financial Officer

         Date                      September 7, 2004
                                  -----------------------